UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund: BlackRock Funds IV

BlackRock Systematic Multi-Strategy Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd             Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2019

Date of reporting period: 06/30/2019

Item 1 – Report to Stockholders

JUNE 30, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds IV

➢	BlackRock Systematic Multi-Strategy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800)-441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended June 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility. Short-term U.S. Treasury yields rose, while longer-term yields declined. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. In its last four meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in three interest rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	18.54%	10.42%
U.S. small cap equities (Russell 2000® Index)	16.98	(3.31)
International equities (MSCI Europe, Australasia, Far East Index)	14.03	1.08
Emerging market equities (MSCI Emerging Markets Index)	10.58	1.21
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.24	2.31
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.45	10.38
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	6.11	7.87
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.94	6.39
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	9.94	7.48
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Investment Objective

BlackRock Systematic Multi-Strategy Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

On November 28, 2018, the Board of BlackRock Funds IV approved a proposal to change the name of BlackRock Alternative Capital Strategies Fund to BlackRock Systematic Multi-Strategy Fund. This change became effective January 4, 2019.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended June 30, 2019, the Fund outperformed both of its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond Index and the ICE BofAML 3-Month U.S. Treasury Bill Index.

Fund Strategies

Core allocation across fixed-income and equity markets to balance interest rate and credit exposures. Strategies in the core portfolio may include mortgages, duration and curve, investment grade corporates, emerging markets, securitized credit, dividend equities and high yield.

Long/short alpha strategies seek equity securities and equity derivatives, primarily total return swaps, within a global opportunity set. These strategies seek to identify opportunities through a systematic approach by evaluating predicted returns relative to risk for each security. These strategies seek to provide an uncorrelated source of defensive returns.

Long/short macro strategies seek to capture returns through tactical trades to fixed income and equity markets. These strategies seek to tactically allocate and time directional exposures across several asset classes, such as credit default swaps, U.S. Treasures, U.K. Gilts and index futures.

What factors influenced performance?

The Fund’s directional asset allocation and macro strategies were the primary contributors to the Fund’s relative performance during the period. The directional asset allocation strategy’s outperformance came largely from its exposure to high-yield corporate credit and dividend equity securities, as well as its investment-grade corporate, agency mortgage, and securitized credit exposure. Strong overall market performance for these risk assets increased Fund returns. The macro strategy benefited from the decline in interest rates over the period, as it shifted its position early in the period to take advantage of falling rates. Similar positioning in the strategy’s Australian exposure also contributed to Fund performance.

The defensive equity long/short strategy was the primary detractor from the Fund’s relative performance during the period. The strong rally in risk assets resulted in a difficult environment for this strategy, which provides stability and downside protection for the Fund in down markets, doing best when investors focus more on measures of creditworthiness and balance sheet strength.

The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the investment adviser as a means to manage and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Fund. Stand-alone performance impact from derivatives used to manage risk can be taken out of context, and may not necessarily portray the total performance impact of the position. The Fund’s use of U.S. Treasury futures, currency forwards, options, and swaps had a negative impact on performance for the period.

Describe recent portfolio activity.

The Fund continued throughout the period to apply its systematic investment approach, which combines asset allocation, defensive long/short alpha, and macro strategies across diversified asset classes. The Fund seeks to provide diversified alpha sources for balanced, consistent returns over time through various market conditions.

During the period, the macroeconomic model that drives top-down asset allocation within the Fund’s directional asset allocation strategy became more defensive amid renewed trade-related concerns. This resulted in reduced exposures to high-yield, dividend equity, and investment grade corporate credit, and an increase in the Fund’s mortgage exposure. The Fund also increased its overall duration during the period.

The Fund continued to use leveraged strategies, which involve holding cash in order to back investments in to-be-announced mortgage derivative securities. Despite having a reported cash position exceeding 5%, the Fund’s investable cash position was negative due to unsettled forward transactions on derivatives, which had a positive impact on Fund performance during the period.

Describe portfolio positioning at period end.

At period end, the Fund was positioned more defensively, having responded to deteriorating leading economic indicators and elevated geopolitical risks. The Fund had underweight exposure to corporate credit and equity assets at the end of the period, and was overweight in mortgage securities as a result of its rotation during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of June 30, 2019 (continued)	BlackRock Systematic Multi-Strategy Fund

Performance Summary for the Period Ended June 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.36%	10.13%	N/A	5.11%	N/A
Investor A	7.23	9.82	5.43%	4.85	3.81%
Investor C	6.94	9.02	8.02	4.06	4.06
ICE BofAML 3-Month U.S. Treasury Bill Index(d)	1.24	2.31	N/A	1.06	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(d)	6.11	7.87	N/A	3.03	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Alternative Capital Strategies Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Board Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Board Reorganization.

(c)	The Fund commenced operations on May 19, 2015.
(d)

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities. Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,073.60	$4.88	$1,000.00	$1,020.08	$4.76	0.95%
Investor A	1,000.00	1,072.30	6.17	1,000.00	1,018.84	6.01	1.20
Investor C	1,000.00	1,069.40	10.01	1,000.00	1,015.13	9.74	1.95

(a)	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of June 30, 2019 (continued)	BlackRock Systematic Multi-Strategy Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets (a)
U.S. Government Sponsored Agency Securities	48%
Corporate Bonds	43
Asset-Backed Securities	13
Common Stocks	10
U.S. Treasury Obligations	6
Non-Agency Mortgage-Backed Securities	2
Short-Term Securities	8
TBA Sale Commitments	(9)
Liabilities in Excess of Other Assets	(21)

(a)	Does not include underlying investment in total return swaps.

INDUSTRY

	Percentage of Total Investments (b)
Industry	Long	Short	Total
Consumer Discretionary	4%	4%	8%
Industrials	4	2	6
Diversified Financial Services	3	—	3
Drug & Grocery Store Chains	3	—	3
Health Care	2	3	5
Energy	2	2	4
Consumer Staples	2	2	4
Information Technology	2	2	4
Financials	2	2	4
Materials	2	2	4
Oil, Gas & Consumable Fuels	2	—	2
Banks	2	—	2
Utilities	1	1	2
Communication Services	1	1	2
Real Estate	1	1	2
Electric Utilities	1	—	1
Equity Real Estate Investment Trusts (REITs)	1	—	1
Media	1	—	1
Hotels, Restaurants & Leisure	1	—	1
Consumer Finance	1	—	1
Others(c)	40	—	40

	78%	22%	100%

(b)	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities and TBA sale commitments.
(c)

Consist of Asset-Backed Securities (6%), Corporate Bonds (1%), Non-Agency Mortgaged-Backed Securities (3%) and U.S. Government Sponsored Agency Obligations (20%) with the remainder consisting of other industries held that were each 10% of investments (10% long).

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2019 and held through June 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES / DERIVATIVE FINANCIAL INSTRUMENTS	7

Schedule of Investments (unaudited) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 9.4%

Banks — 0.0%
First Hawaiian, Inc.	2,187	$56,604

Beverages — 0.4%
Coca-Cola European Partners PLC(a)	4,368	246,848
PepsiCo, Inc.	1,661	217,807

		464,655

Biotechnology — 0.2%
AbbVie, Inc.	2,926	212,852

Capital Markets — 0.1%
Federated Investors, Inc., Class B	1,869	60,743
Janus Henderson Group PLC	2,640	56,517

		117,260

Chemicals — 0.2%
Valvoline, Inc.	12,107	236,469

Consumer Finance — 0.0%
Ally Financial, Inc.	1,916	59,408

Containers & Packaging — 0.1%
Sonoco Products Co.	1,130	73,900

Distributors — 0.1%
Genuine Parts Co.	1,215	125,953

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	4,024	229,948

Electric Utilities — 1.9%
Alliant Energy Corp.	2,462	120,835
American Electric Power Co., Inc.	2,792	245,724
Avangrid, Inc.	4,941	249,571
Duke Energy Corp.	3,003	264,985
Evergy, Inc.	3,914	235,427
Eversource Energy	1,092	82,730
NextEra Energy, Inc.	482	98,743
OGE Energy Corp.	1,849	78,693
Pinnacle West Capital Corp.	1,554	146,216
Portland General Electric Co.	3,569	193,333
PPL Corp.	7,443	230,838
Southern Co.	4,497	248,594
Xcel Energy, Inc.	2,652	157,767

		2,353,456

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brixmor Property Group, Inc.	3,249	58,092
Empire State Realty Trust, Inc., Class A	15,122	223,972
EPR Properties	3,034	226,306
MGM Growth Properties LLC, Class A	1,892	57,990
Mid-America Apartment Communities, Inc.	1,057	124,472
National Health Investors, Inc.	2,989	233,232
Outfront Media, Inc.	8,999	232,110
Public Storage	1,074	255,794
Spirit Realty Capital, Inc.	5,201	221,875
Ventas, Inc.	3,646	249,204

		1,883,047

Food Products — 1.0%
Campbell Soup Co.	1,969	78,898
Flowers Foods, Inc.	10,149	236,191
General Mills, Inc.	2,590	136,027
Hershey Co.	1,620	217,129
J.M. Smucker Co.	722	83,167
Kellogg Co.	3,216	172,281

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co.	7,661	$237,828

		1,161,521

Gas Utilities — 0.2%
ONE Gas, Inc.	2,610	235,773

Hotels, Restaurants & Leisure — 0.5%
Cracker Barrel Old Country Store, Inc.	1,505	256,948
McDonald’s Corp.	745	154,707
Six Flags Entertainment Corp.	3,243	161,162

		572,817

Household Products — 0.2%
Kimberly-Clark Corp.	1,007	134,213
Procter & Gamble Co.	1,104	121,163

		255,376

Insurance — 0.1%
Aflac, Inc.	1,334	73,117
Fidelity National Financial, Inc.	1,406	56,702

		129,819

IT Services — 0.2%
Sabre Corp.	12,961	287,756

Media — 0.0%
Cinemark Holdings, Inc.	1,530	55,269

Metals & Mining — 0.2%
Southern Copper Corp.	6,022	233,994

Multi-Utilities — 1.1%
Ameren Corp.	985	73,983
CMS Energy Corp.	2,234	129,371
Consolidated Edison, Inc.	2,482	217,622
Dominion Energy, Inc.	3,231	249,898
DTE Energy Co.	1,860	237,857
NorthWestern Corp.	927	66,883
Public Service Enterprise Group, Inc.	935	54,997
WEC Energy Group, Inc.	3,104	258,780

		1,289,391

Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Partners LP	7,923	228,766
Magellan Midstream Partners LP	3,843	245,952
Phillips 66 Partners LP	4,617	227,849
Plains GP Holdings LP, Class A(a)	9,700	242,234

		944,801

Pharmaceuticals — 0.1%
Johnson & Johnson	478	66,715

Tobacco — 0.3%
Altria Group, Inc.	4,460	211,228
Philip Morris International, Inc.	2,202	172,923

		384,151

Total Common Stocks — 9.4% (Cost — $10,871,646)		11,430,935

	Par (000)

Asset-Backed Securities — 12.6%
American Credit Acceptance Receivables Trust, Series 2017-1, Class D, 3.54%, 03/13/23(b)	$1,200	1,209,854
AmeriCredit Automobile Receivables Trust, Class D:
Series 2016-3, 2.71%, 09/08/22	1,200	1,204,017
Series 2017-3, 3.18%, 07/18/23	150	151,668

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Asset-Backed Securities (continued)
Avant Loans Funding Trust(b):
Series 2018-A, Class A, 3.09%, 06/15/21	$19	$18,974
Series 2018-A, Class B, 3.95%, 12/15/22	150	150,931
Series 2019-A, Class A, 3.48%, 07/15/22	187	187,316
CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/24(b)	29	29,265
Conn’s Receivables Funding LLC, Class A(b):
Series 2018-A, 3.25%, 01/15/23	31	30,671
Series 2019-A, 3.40%, 10/16/23	247	247,532
Consumer Loan Underlying Bond Credit Trust, Class A(b):
Series 2018-P1, 3.39%, 07/15/25	53	52,902
Series 2018-P2, 3.47%, 10/15/25	59	59,340
Series 2019-P1, 2.94%, 07/15/26(c)	980	980,392
Drive Auto Receivables Trust:
Series 2017-1, Class D, 3.84%, 03/15/23	150	151,811
Series 2017-2, Class D, 3.49%, 09/15/23	100	101,006
Series 2017-3, Class D, 3.53%, 12/15/23(b)	250	252,678
Series 2017-BA, Class D, 3.72%, 10/17/22(b)	150	150,896
Series 2018-1, Class C, 3.22%, 03/15/23	110	110,420
Series 2018-2, Class B, 3.22%, 04/15/22	89	89,568
Series 2018-2, Class D, 4.14%, 08/15/24	225	230,432
Series 2018-3, Class B, 3.37%, 09/15/22	60	60,228
Series 2019-1, Class B, 3.41%, 06/15/23	200	202,808
Series 2019-2, Class B, 3.17%, 11/15/23	225	228,317
Enva LLC, Series 2018-A, Class A, 4.20%, 05/20/26(b)	91	91,010
Exeter Automobile Receivables Trust(b):
Series 2015-1A, Class C, 4.10%, 12/15/20	4	3,526
Series 2018-4A, Class B, 3.64%, 11/15/22	90	91,058
Series 2019-1A, Class B, 3.45%, 02/15/23	190	192,513
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(b)	44	44,088
Marlette Funding Trust(b):
Series 2018-3A, Class A, 3.20%, 09/15/28	47	47,248
Series 2018-3A, Class A, 2.69%, 09/15/29	1,010	1,009,918
Series 2018-3A, Class B, 3.86%, 09/15/28	300	303,541
Series 2018-4A, Class A, 3.71%, 12/15/28	141	142,810
Series 2019-1A, Class A, 3.44%, 04/16/29	126	126,822
Series 2019-2A, Class A, 3.13%, 07/16/29	400	402,330
Prosper Marketplace Issuance Trust, Class A(b):
Series 2018-1A, 3.11%, 06/17/24	11	11,390
Series 2018-2A, 3.35%, 10/15/24	151	151,758
Series 2019-1A, 3.54%, 04/15/25	76	76,613
Series 2019-2A, 3.20%, 09/15/25	360	360,837
Series 2019-3A, 3.19%, 07/15/25	1,600	1,605,313
Santander Drive Auto Receivables Trust:
Series 2015-1, Class D, 3.24%, 04/15/21	84	83,952
Series 2015-2, Class D, 3.02%, 04/15/21	112	111,680
Series 2016-1, Class C, 3.09%, 04/15/22	45	44,700
Series 2016-3, Class D, 2.80%, 08/15/22	100	100,572
Series 2017-2, Class C, 2.79%, 08/15/22	120	120,170
Series 2017-2, Class D, 3.49%, 07/17/23	250	252,743
Series 2018-4, Class C, 3.56%, 07/15/24	1,200	1,218,217
Series 2018-5, Class D, 4.19%, 12/16/24	50	51,786
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(b)	1	563
SoFi Consumer Loan Program LLC, Class A(b):
Series 2016-2A, 3.09%, 10/27/25	16	16,049
Series 2016-3, 3.05%, 12/26/25	20	20,434
Series 2017-1, 3.28%, 01/26/26	91	91,708
Series 2017-3, 2.77%, 05/25/26	33	33,363
SoFi Consumer Loan Program Trust(b):
Series 2015-1, Class A, 3.28%, 09/15/23	1	1,439
Series 2018-1, Class A1, 2.55%, 02/25/27	24	23,950
Series 2018-1, Class A2, 3.14%, 02/25/27	120	121,118
Series 2018-3, Class A1, 3.20%, 08/25/27	44	44,345

	Par (000)	Value

Asset-Backed Securities (continued)
Upgrade Receivables Trust, Class A(b):
Series 2018-1A, 3.76%, 11/15/24	$112	$112,645
Series 2019-1A, 3.48%, 03/15/25	76	76,613
Westlake Automobile Receivables Trust(b):
Series 2017-1A, Class D, 3.46%, 10/17/22	150	150,876
Series 2018-1A, Class D, 3.41%, 05/15/23	200	201,489
Series 2018-2A, Class B, 3.20%, 01/16/24	70	70,373
Series 2018-3A, Class B, 3.32%, 10/16/23	100	100,936
Series 2018-3A, Class D, 4.00%, 10/16/23	100	102,467
Series 2019-2A, Class B, 2.62%, 07/15/24	1,250	1,252,490
Series 2019-2A, Class D, 3.20%, 11/15/24	410	411,394

Total Asset-Backed Securities — 12.6% (Cost — $15,315,789)		15,377,873

Corporate Bonds — 42.7%

Aerospace & Defense — 1.0%
Arconic, Inc.:
5.13%, 10/01/24	50	52,803
5.90%, 02/01/27	125	136,100
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	10	10,375
Boeing Co.:
2.70%, 05/01/22	600	608,635
3.10%, 05/01/26	100	102,913
Bombardier, Inc., 6.13%, 01/15/23(b)	50	50,688
Spirit AeroSystems, Inc., 3.95%, 06/15/23	35	36,120
TransDigm, Inc.:
6.25%, 03/15/26(b)	90	94,725
6.38%, 06/15/26	50	50,375
7.50%, 03/15/27(b)	50	52,188
United Technologies Corp., 3.95%, 08/16/25	30	32,352

		1,227,274

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(b)	7	7,140

Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 03/01/20(b)	10	10,063
Delta Air Lines, Inc.:
2.60%, 12/04/20	25	24,978
3.40%, 04/19/21	75	76,129
United Continental Holdings, Inc., 5.00%, 02/01/24	25	25,875

		137,045

Auto Components — 0.7%
Adient US LLC, 7.00%, 05/15/26(b)	50	51,375
Allison Transmission, Inc.(b):
5.00%, 10/01/24	50	51,000
5.88%, 06/01/29	60	63,150
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(b)	50	51,312
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.88%, 02/01/22	100	101,000
6.38%, 12/15/25	100	102,080
6.25%, 05/15/26(b)	60	60,825
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)	25	25,500
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(b):
6.25%, 05/15/26	65	67,519
8.50%, 05/15/27	10	10,300
Tenneco, Inc., 5.00%, 07/15/26	25	20,125
Toyota Motor Corp., 2.76%, 07/02/29	30	30,214
Toyota Motor Credit Corp., 2.65%, 04/12/22	200	203,137

		837,537

Auto Parts — 0.0%
TPC Group, Inc., 8.75%, 12/15/20(b)	25	24,906

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Automobiles — 0.0%
Ford Motor Co., 4.35%, 12/08/26	$50	$50,418

Banks — 3.3%
Bank of America NA, 3.34%, 01/25/23(d)	500	512,805
Bank of Montreal, 2.90%, 03/26/22	100	101,531
BB&T Corp., 3.05%, 06/20/22	100	102,147
Capital One Financial Corp.:
2.40%, 10/30/20	85	85,094
3.45%, 04/30/21	26	26,472
CIT Group, Inc., 6.13%, 03/09/28	25	28,437
Citibank NA, 3.65%, 01/23/24	400	421,157
HSBC Holdings PLC:
4.00%, 03/30/22	50	52,126
3.80%, 03/11/25(d)	450	468,860
HSBC USA, Inc., 3.50%, 06/23/24	400	416,841
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	200	200,543
MUFG Union Bank NA, 3.15%, 04/01/22	250	255,613
Royal Bank of Canada, 2.80%, 04/29/22	200	203,152
SunTrust Bank, 2.80%, 05/17/22	100	101,274
Toronto-Dominion Bank, 2.65%, 06/12/24	200	201,806
Wells Fargo & Co.:
4.60%, 04/01/21	500	518,989
3.75%, 01/24/24	50	52,568
Wells Fargo Bank NA(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22(e)	300	302,829

		4,052,244

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22	300	302,420
Keurig Dr. Pepper, Inc.:
4.06%, 05/25/23	150	157,481
4.42%, 05/25/25	140	150,043
3.43%, 06/15/27	50	50,475

		660,419

Building Materials — 0.1%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	100	101,175
Summit Materials LLC, 6.13%, 07/15/23	10	10,125

		111,300

Building Products — 0.2%
Builders FirstSource, Inc., 5.63%, 09/01/24(b)	100	103,067
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	25,406
Standard Industries, Inc.(b):
5.38%, 11/15/24	35	36,225
6.00%, 10/15/25	100	106,125
4.75%, 01/15/28	25	24,813

		295,636

Capital Markets — 1.7%
Brookfield Finance, Inc., 3.90%, 01/25/28	50	50,988
Goldman Sachs Group, Inc.:
5.25%, 07/27/21	150	158,543
5.75%, 01/24/22	500	540,392
3.63%, 02/20/24	100	104,334
3.75%, 05/22/25	75	78,448
3.27%, 09/29/25(d)	25	25,585
3.75%, 02/25/26	75	78,286
3.50%, 11/16/26	35	35,864
4.22%, 05/01/29(d)	50	53,625
LPL Holdings, Inc., 5.75%, 09/15/25(b)	50	51,188
Morgan Stanley:
2.63%, 11/17/21	50	50,303
2.75%, 05/19/22	550	555,770
4.88%, 11/01/22	25	26,754

	Par (000)	Value

Capital Markets (continued)
3.13%, 01/23/23	$50	$51,128
3.70%, 10/23/24	25	26,376
3.88%, 01/27/26	50	53,151
3.13%, 07/27/26	90	91,711

		2,032,446

Chemicals — 0.3%
Ashland LLC, 4.75%, 08/15/22	35	36,575
Celanese US Holdings LLC, 3.50%, 05/08/24	45	46,194
Chemours Co., 5.38%, 05/15/27	25	23,813
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(b)	25	26,142
OCI NV, 6.63%, 04/15/23(b)	200	208,000
Olin Corp., 5.13%, 09/15/27	50	51,312
PolyOne Corp., 5.25%, 03/15/23	35	36,925

		428,961

Commercial Services & Supplies — 0.3%
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23(b)	50	40,625
IHS Markit Ltd.:
4.13%, 08/01/23	35	36,386
3.63%, 05/01/24	80	82,452
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)	100	100,375
United Rentals North America, Inc.:
4.63%, 10/15/25	50	50,813
4.88%, 01/15/28	50	51,000
5.25%, 01/15/30	50	51,375

		413,026

Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(b)	25	23,430
CommScope, Inc., 8.25%, 03/01/27(b)	100	101,985
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)	25	25,719
Motorola Solutions, Inc.:
4.00%, 09/01/24	54	56,232
4.60%, 02/23/28	50	52,458
4.60%, 05/23/29	100	104,595
ViaSat, Inc., 5.63%, 04/15/27(b)	100	104,000
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	30	30,599

		499,018

Construction & Engineering — 0.1%
AECOM:
5.88%, 10/15/24	50	54,150
5.13%, 03/15/27	50	52,000
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	25	22,656

		128,806

Construction Materials — 0.0%
HD Supply, Inc., 5.38%, 10/15/26(b)	15	15,825

Consumer Finance — 1.7%
Ally Financial, Inc.:
5.13%, 09/30/24	25	27,000
5.75%, 11/20/25	150	165,922
American Express Co.:
3.70%, 11/05/21	500	515,435
2.75%, 05/20/22	100	101,221
2.50%, 08/01/22	50	50,317
3.40%, 02/27/23	50	51,761
Caterpillar Financial Services Corp., Series I, 2.65%, 05/17/21	125	126,119
Credit Acceptance Corp., 6.63%, 03/15/26(b)	60	63,075
goeasy Ltd., 7.88%, 11/01/22(b)	25	26,188

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc.:
2.95%, 11/21/26	$80	$82,478
3.50%, 02/26/28	30	32,320
2.95%, 06/01/29	60	61,889
Navient Corp.:
5.00%, 10/26/20	15	15,300
6.63%, 07/26/21	25	26,469
7.25%, 09/25/23	100	106,750
6.13%, 03/25/24	50	51,250
5.88%, 10/25/24	25	25,281
6.75%, 06/15/26	50	51,875
Refinitiv US Holdings, Inc.(b):
6.25%, 05/15/26	15	15,428
8.25%, 11/15/26	20	20,570
Springleaf Finance Corp.:
6.13%, 05/15/22	50	53,625
6.13%, 03/15/24	100	107,500
6.88%, 03/15/25	100	109,498
7.13%, 03/15/26	40	43,825
Total System Services, Inc., 4.00%, 06/01/23	50	52,203
Verscend Escrow Corp., 9.75%, 08/15/26(b)	15	15,581
Visa, Inc., 2.75%, 09/15/27	25	25,497

		2,024,377

Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(b)	200	210,750
Ball Corp.:
4.00%, 11/15/23	15	15,506
5.25%, 07/01/25	50	54,125
4.88%, 03/15/26	50	53,000
Berry Global Escrow Corp.(b):
4.88%, 07/15/26	65	66,381
5.63%, 07/15/27	15	15,600
Berry Global, Inc., 5.13%, 07/15/23	100	102,230
Clearwater Paper Corp., 5.38%, 02/01/25(b)	35	31,762
Greif, Inc., 6.50%, 03/01/27(b)	10	10,325
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	25	25,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(b):
5.13%, 07/15/23	25	25,469
7.00%, 07/15/24	100	103,402
Sealed Air Corp., 5.50%, 09/15/25(b)	25	26,625

		740,188

Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26(b)	65	68,737
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 04/15/24(b)	100	101,750
Service Corp. International:
4.63%, 12/15/27	50	51,063
5.13%, 06/01/29	55	57,887
ServiceMaster Co. LLC, 5.13%, 11/15/24(b)	125	128,594

		408,031

Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	200	209,767
Ares Capital Corp.:
3.50%, 02/10/23	50	49,756
4.25%, 03/01/25	50	50,622
Bank of America Corp.:
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(e)	50	50,522
3.00%, 12/20/23(d)	453	461,310

	Par (000)	Value

Diversified Financial Services (continued)
3.46%, 03/15/25(d)	$200	$207,612
3.56%, 04/23/27(d)	500	521,958
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(e)	50	52,927
3.42%, 12/20/28(d)	54	55,566
4.27%, 07/23/29(d)	45	49,149
Citigroup, Inc.:
2.90%, 12/08/21	500	505,185
4.50%, 01/14/22	50	52,559
2.75%, 04/25/22	100	100,917
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(e)	100	101,290
4.04%, 06/01/24(d)	50	52,854
3.35%, 04/24/25(d)	75	77,473
Ford Motor Credit Co. LLC:
3.47%, 04/05/21	200	201,397
5.60%, 01/07/22	200	211,718
5.58%, 03/18/24	400	429,351
General Motors Financial Co., Inc.:
4.20%, 03/01/21	50	51,110
4.20%, 11/06/21	65	66,930
3.45%, 04/10/22	50	50,708
3.55%, 07/08/22	690	702,347
3.25%, 01/05/23	50	50,181
4.15%, 06/19/23	195	200,849
Intercontinental Exchange, Inc., 3.75%, 12/01/25	425	453,946
John Deere Capital Corp.:
2.30%, 06/07/21	200	200,548
2.60%, 03/07/24	40	40,433
JPMorgan Chase & Co.:
2.40%, 06/07/21	500	501,349
2.97%, 01/15/23	100	101,451
3.21%, 04/01/23(d)	700	714,412
3.88%, 09/10/24	25	26,283
3.13%, 01/23/25	50	51,416
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(e)	50	51,415
3.30%, 04/01/26	50	51,672
4.20%, 07/23/29(d)	35	38,268
3.70%, 05/06/30(d)	250	263,593
Mitsubishi UFJ Financial Group, Inc., 3.46%, 03/02/23	50	51,405
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 06/01/22	50	49,500
ORIX Corp., 2.90%, 07/18/22	25	25,381
Quicken Loans, Inc., 5.75%, 05/01/25(b)	15	15,469
S&P Global, Inc., 4.40%, 02/15/26	100	110,193
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	24,530
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21(b)	25	25,375
WMG Acquisition Corp., 5.00%, 08/01/23(b)	25	25,500

		7,386,197

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
3.88%, 08/15/21	500	515,105
3.20%, 03/01/22	40	40,851
3.80%, 03/01/24	80	84,158
4.35%, 03/01/29	25	26,927
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,119
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21	50	52,875
Series Y, 7.50%, 04/01/24	25	27,656
Embarq Corp., 8.00%, 06/01/36	25	24,195
Frontier Communications Corp.:
10.50%, 09/15/22	25	16,938
11.00%, 09/15/25	10	6,200
8.50%, 04/01/26(b)	60	58,200

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 5.25%, 03/15/26	$25	$25,875
Qwest Corp., 7.25%, 09/15/25	25	27,835
Sable International Finance Ltd., 5.75%, 09/07/27(b)	200	201,375
Telecom Italia Capital SA, 6.00%, 09/30/34	100	102,000
Verizon Communications, Inc.:
3.13%, 03/16/22	500	512,389
3.38%, 02/15/25	53	55,321

		1,804,019

Electric Utilities — 0.9%
AEP Texas, Inc., 3.95%, 06/01/28	50	53,442
AES Corp., 4.00%, 03/15/21	100	101,750
Atlantic City Electric Co., 4.00%, 10/15/28	50	54,885
Avangrid, Inc., 3.80%, 06/01/29	100	104,653
Dominion Energy, Inc., Series B, 2.75%, 01/15/22	50	50,372
Duke Energy Corp., 3.05%, 08/15/22	50	50,967
Eversource Energy, Series N, 3.80%, 12/01/23	100	105,514
Georgia Power Co., 3.25%, 03/30/27	50	50,497
NextEra Energy Capital Holdings, Inc., 3.50%, 04/01/29	200	208,025
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24	30	30,188
4.25%, 09/15/24	25	25,132
PSEG Power LLC, 3.85%, 06/01/23	100	104,195
Talen Energy Supply LLC, 7.25%, 05/15/27(b)	60	61,500
Union Electric Co., 3.50%, 03/15/29	50	52,974

		1,054,094

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	100	106,900

Energy Equipment & Services — 0.1%
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(b)	25	23,367
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27(b)	50	52,506

		75,873

Environmental, Maintenance, & Security Service — 0.0%
Tervita Escrow Corp., 7.63%, 12/01/21(b)	25	25,430

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26	200	202,021
CBL & Associates LP, 4.60%, 10/15/24	25	16,750
CoreCivic, Inc.:
5.00%, 10/15/22	25	24,875
4.75%, 10/15/27	50	45,000
Hospitality Properties Trust, 3.95%, 01/15/28	200	188,462
Iron Mountain, Inc., 4.88%, 09/15/27(b)	50	49,563
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	50	53,875
5.75%, 02/01/27(b)	110	118,525
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	100	103,000
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	100	104,569
SBA Communications Corp., 4.88%, 09/01/24	200	206,000
Ventas Realty LP, 2.65%, 01/15/25(f)	55	54,776
Welltower, Inc., 4.25%, 04/15/28	50	53,468

		1,220,884

Food & Staples Retailing — 0.6%
Dollar Tree, Inc., 3.70%, 05/15/23	60	61,950
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(b)	50	52,000
McCormick & Co., Inc., 3.15%, 08/15/24	300	306,365

	Par (000)	Value

Food & Staples Retailing (continued)
Mondelez International, Inc.:
3.63%, 05/07/23	$100	$104,870
3.63%, 02/13/26	215	225,858

		751,043

Food Products — 0.3%
JBS USA LUX SA/JBS USA Finance, Inc.(b):
5.88%, 07/15/24	25	25,718
5.75%, 06/15/25	50	52,125
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25	100	101,500
5.88%, 09/30/27	25	25,906
Post Holdings, Inc.(b):
5.00%, 08/15/26	50	50,688
5.75%, 03/01/27	25	25,813
5.63%, 01/15/28	50	51,375

		333,125

Gas Utilities — 0.2%
NiSource, Inc., 3.65%, 06/15/23	45	46,618
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	100	104,639
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	100	100,500

		251,757

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, 3.40%, 11/30/23	70	72,983
Becton Dickinson & Co., 2.89%, 06/06/22	30	30,408
Boston Scientific Corp.:
3.38%, 05/15/22	50	51,419
3.45%, 03/01/24	80	83,499
Celgene Corp., 2.25%, 08/15/21	100	99,671
Hill-Rom Holdings, Inc., 5.00%, 02/15/25(b)	25	25,750
Hologic, Inc., 4.38%, 10/15/25(b)	50	50,687
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b):
5.75%, 08/01/22	25	21,500
5.63%, 10/15/23	25	18,875
5.50%, 04/15/25	50	33,500
Medtronic, Inc., 3.15%, 03/15/22	300	308,420
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(b)	25	23,875
Teleflex, Inc., 4.88%, 06/01/26	25	25,938

		846,525

Health Care Providers & Services — 1.4%
Anthem, Inc.:
2.95%, 12/01/22	25	25,357
4.10%, 03/01/28	35	37,442
Centene Corp.:
5.63%, 02/15/21	30	30,562
5.38%, 06/01/26(b)	30	31,537
CHS/Community Health Systems, Inc.:
6.25%, 03/31/23	100	96,250
8.00%, 03/15/26(b)	50	48,110
DaVita, Inc., 5.13%, 07/15/24	25	25,007
Encompass Health Corp., 5.75%, 11/01/24	23	23,421
Envision Healthcare Crop., 8.75%, 10/15/26(b)	25	17,438
HCA, Inc.:
5.00%, 03/15/24	50	54,472
5.38%, 02/01/25	200	215,875
5.88%, 02/15/26	100	110,500
5.25%, 06/15/26	100	110,721
5.38%, 09/01/26	10	10,775
4.50%, 02/15/27	100	106,686
5.63%, 09/01/28	10	10,825

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Health Care Providers & Services (continued)
5.88%, 02/01/29	$80	$87,700
4.13%, 06/15/29	30	30,839
Tenet Healthcare Corp.:
6.00%, 10/01/20	100	102,944
6.75%, 06/15/23	25	25,094
4.63%, 07/15/24	50	50,625
UnitedHealth Group, Inc.:
3.35%, 07/15/22	250	258,460
3.10%, 03/15/26	50	51,495
WellCare Health Plans, Inc.:
5.25%, 04/01/25	100	104,250
5.38%, 08/15/26(b)	85	90,100

		1,756,485

Health Care Technology — 0.2%
IQVIA, Inc., 5.00%, 10/15/26(b)	200	206,500

Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC/New Red Finance, Inc.(b):
4.63%, 01/15/22	35	35,000
4.25%, 05/15/24	50	50,563
5.00%, 10/15/25	175	176,365
Boyd Gaming Corp., 6.00%, 08/15/26	10	10,513
Cedar Fair LP, 5.25%, 07/15/29(b)	15	15,305
Darden Restaurants, Inc., 3.85%, 05/01/27	35	36,158
Eldorado Resorts, Inc., 6.00%, 09/15/26	10	10,925
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	150	160,710
5.38%, 04/15/26	140	151,403
Golden Nugget, Inc., 6.75%, 10/15/24(b)	50	51,500
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26	75	78,281
4.88%, 01/15/30(b)	25	25,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 04/01/25	100	102,375
4.88%, 04/01/27	50	51,673
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b):
5.25%, 06/01/26	125	131,092
4.75%, 06/01/27	25	25,625
McDonald’s Corp., 3.38%, 05/26/25	50	52,316
MGM Resorts International:
7.75%, 03/15/22	100	111,500
5.50%, 04/15/27	50	52,437
Scientific Games International, Inc.:
10.00%, 12/01/22	8	8,390
5.00%, 10/15/25(b)	25	25,250
Starbucks Corp., 3.55%, 08/15/29	300	314,116
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(b)	10	10,575
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)	50	52,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23(b)	50	49,875

		1,790,009

Household Durables — 0.5%
Lennar Corp.:
4.13%, 01/15/22	100	102,595
5.88%, 11/15/24	50	54,812
MDC Holdings, Inc., 5.50%, 01/15/24	50	53,250
Meritage Homes Corp., 5.13%, 06/06/27	50	50,750
PulteGroup, Inc.:
5.50%, 03/01/26	100	108,000
5.00%, 01/15/27	100	104,731

	Par (000)	Value

Household Durables (continued)
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25(b)	$25	$25,237
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	24,938
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	51,610

		575,923

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.25%, 06/01/26(b)	100	101,750
Clearway Energy Operating LLC, 5.75%, 10/15/25(b)	40	40,600
NRG Energy, Inc., 6.63%, 01/15/27	100	108,625
TerraForm Power Operating LLC(b):
4.25%, 01/31/23	50	49,938
5.00%, 01/31/28	75	75,281

		376,194

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(b)	50	51,625
American International Group, Inc., 4.88%, 06/01/22	250	268,012
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)	15	15,563
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24	25	26,530
3.50%, 03/10/25	200	207,948
4.38%, 03/15/29	140	154,462
Radian Group, Inc., 4.50%, 10/01/24	50	51,214
Trinity Acquisition PLC, 3.50%, 09/15/21	50	50,880
Willis North America, Inc., 4.50%, 09/15/28	100	107,625

		933,859

Interactive Media & Services — 0.4%
Match Group, Inc., 5.63%, 02/15/29(b)	35	36,925
Netflix, Inc.:
4.88%, 04/15/28	100	103,125
5.88%, 11/15/28	100	110,712
5.38%, 11/15/29(b)	50	53,109
VeriSign, Inc.:
4.63%, 05/01/23	35	35,571
5.25%, 04/01/25	50	53,375
4.75%, 07/15/27	50	52,063

		444,880

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	500	501,731
3.40%, 12/06/27	400	405,414
Expedia Group, Inc., 4.50%, 08/15/24	125	132,985

		1,040,130

IT Services — 1.3%
Fiserv, Inc., 3.20%, 07/01/26	75	76,551
International Business Machines Corp.:
2.85%, 05/13/22	700	711,931
3.00%, 05/15/24	300	308,092
3.50%, 05/15/29	100	104,658
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 07/15/25(b)	50	52,375
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)	25	25,592
Verisk Analytics, Inc.:
4.13%, 03/15/29	100	107,190
4.00%, 06/15/25	50	53,392
Xerox Corp., 4.13%, 03/15/23	100	101,791

		1,541,572

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 3.30%, 02/15/22	250	255,973

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Machinery — 0.1%
Colfax Corp., 6.00%, 02/15/24(b)	$60	$63,450
Mueller Water Products, Inc., 5.50%, 06/15/26(b)	5	5,169

		68,619

Media — 2.1%
Altice Financing SA, 6.63%, 02/15/23(b)	200	205,000
Altice France SA, 6.25%, 05/15/24(b)	200	206,000
AMC Networks, Inc., 4.75%, 08/01/25	25	25,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22	50	50,755
5.88%, 04/01/24(b)	275	287,375
5.75%, 02/15/26(b)	25	26,219
5.13%, 05/01/27(b)	150	155,304
5.00%, 02/01/28(b)	100	102,120
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	50	50,448
4.50%, 02/01/24	100	106,575
5.05%, 03/30/29	200	220,928
Comcast Corp.:
3.70%, 04/15/24	65	68,988
3.95%, 10/15/25	30	32,366
CSC Holdings LLC:
5.25%, 06/01/24	200	207,750
5.50%, 05/15/26(b)	200	209,740
DISH DBS Corp.:
5.88%, 07/15/22	100	101,500
5.00%, 03/15/23	50	48,312
5.88%, 11/15/24	25	23,656
7.75%, 07/01/26	75	72,750
Fox Corp., 4.03%, 01/25/24(b)	35	37,228
Gray Television, Inc.(b):
5.88%, 07/15/26	14	14,525
7.00%, 05/15/27	35	37,975
Hughes Satellite Systems Corp., 5.25%, 08/01/26	35	35,963
Intelsat Jackson Holdings SA(b):
8.50%, 10/15/24	30	29,700
9.75%, 07/15/25	50	51,000
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25	35	36,094
5.00%, 08/01/27	25	25,435
Time Warner Cable LLC, 4.00%, 09/01/21	20	20,528
Univision Communications, Inc., 5.13%, 02/15/25(b)	15	14,269

		2,503,753

Metals & Mining — 0.8%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(b)	25	26,264
Cleveland-Cliffs, Inc.:
5.75%, 03/01/25	20	19,900
5.88%, 06/01/27(b)	150	145,875
Commercial Metals Co., 5.75%, 04/15/26	50	49,913
FMG Resources August 2006 Property Ltd., 5.13%, 05/15/24(b)	50	51,875
Freeport-McMoRan, Inc.:
3.55%, 03/01/22	50	50,187
3.88%, 03/15/23	100	100,000
5.45%, 03/15/43	25	22,875
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)	50	51,625
Novelis Corp., 5.88%, 09/30/26(b)	25	25,313
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	100	107,455
Steel Dynamics, Inc., 5.50%, 10/01/24	50	51,812
United States Steel Corp., 6.25%, 03/15/26	30	26,700
Vale Overseas Ltd., 6.25%, 08/10/26	200	226,685

		956,479

	Par (000)	Value

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	$45	$47,925
5.50%, 05/20/25	50	52,625
National Fuel Gas Co., 3.95%, 09/15/27	40	39,965

		140,515

Office Supplies & Equipment — 0.3%
VMware, Inc.:
2.30%, 08/21/20	300	299,193
2.95%, 08/21/22	40	40,322
3.90%, 08/21/27	50	50,718

		390,233

Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24	100	99,375
Antero Resources Corp., 5.13%, 12/01/22	50	48,000
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	503,980
California Resources Corp., 8.00%, 12/15/22(b)	50	37,688
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	100	111,375
Cheniere Energy Partners LP:
5.63%, 10/01/26(b)	135	142,425
Series WI, 5.25%, 10/01/25	50	51,687
Chesapeake Energy Corp.:
7.00%, 10/01/24	30	26,925
8.00%, 03/15/26(b)	50	45,375
Comstock Resources, Inc., 9.75%, 08/15/26	50	38,375
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	25	25,063
DCP Midstream Operating LP, 5.38%, 07/15/25	30	31,613
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25	25	23,750
EnLink Midstream Partners LP, 4.85%, 07/15/26	50	50,375
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25	50	48,875
Gulfport Energy Corp., 6.38%, 05/15/25	25	19,344
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28(b)	20	20,100
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	400	419,437
Matador Resources Co., 5.88%, 09/15/26	10	10,100
MEG Energy Corp., 6.50%, 01/15/25(b)	50	50,250
Murphy Oil Corp., 5.75%, 08/15/25	75	77,730
Nabors Industries, Inc.:
5.50%, 01/15/23	50	46,750
5.75%, 02/01/25	50	44,312
NGL Energy Partners LP/NGL Energy Finance Corp.:
7.50%, 11/01/23	50	52,250
7.50%, 04/15/26(b)	135	139,725
NuStar Logistics LP:
6.00%, 06/01/26	45	46,575
5.63%, 04/28/27	50	50,375
Oasis Petroleum, Inc., 6.25%, 05/01/26(b)	10	9,675
ONEOK, Inc.:
4.55%, 07/15/28	80	86,839
4.35%, 03/15/29	150	160,314
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25	50	52,375
Precision Drilling Corp., 7.13%, 01/15/26(b)	25	24,188
QEP Resources, Inc., 5.25%, 05/01/23	100	96,250
Rowan Cos., Inc., 7.38%, 06/15/25	25	19,375
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	100	111,209
4.20%, 03/15/28	265	278,970
SESI LLC, 7.13%, 12/15/21	50	34,875
Shell International Finance BV, 3.88%, 11/13/28	85	93,016

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co., 6.63%, 01/15/27	$5	$4,625
Southwestern Energy Co., 6.20%, 01/23/25	100	91,250
Sunoco LP/Sunoco Finance Corp.:
5.50%, 02/15/26	100	104,125
5.88%, 03/15/28	50	51,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 04/15/26	35	37,100
Transocean Guardian Ltd., 5.88%, 01/15/24(b)	5	4,802
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(b)	50	47,875

		3,570,504

Paper & Forest Products — 0.0%
Norbord, Inc., 5.75%, 07/15/27(b)	15	15,094

Personal Products — 0.1%
Avon International Operations, Inc., 7.88%, 08/15/22(b)	25	25,938
Coty, Inc., 6.50%, 04/15/26(b)	100	97,375

		123,313

Pharmaceuticals — 1.2%
AbbVie, Inc., 3.38%, 11/14/21	300	305,084
AstraZeneca PLC, 3.50%, 08/17/23	100	104,294
Bausch Health Americas, Inc.(b):
8.50%, 01/31/27	25	27,488
9.25%, 04/01/26	50	55,940
Bausch Health Cos., Inc.(b):
7.00%, 03/15/24	100	106,260
6.13%, 04/15/25	150	153,183
5.50%, 11/01/25	50	52,125
5.75%, 08/15/27	50	52,549
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(b)	10	10,175
Novartis Capital Corp., 2.40%, 09/21/22	300	302,673
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	75	73,688
Zoetis, Inc.:
3.00%, 09/12/27	100	99,907
3.90%, 08/20/28	150	159,846

		1,503,212

Real Estate Management & Development — 0.0%
Howard Hughes Corp., 5.38%, 03/15/25(b)	25	25,830
Kennedy-Wilson, Inc., 5.88%, 04/01/24	25	25,500

		51,330

Road & Rail — 0.3%
Hertz Corp., 7.63%, 06/01/22(b)	50	51,937
Kenan Advantage Group, Inc., 7.88%, 07/31/23(b)	15	13,500
Ryder System, Inc., 2.88%, 06/01/22	30	30,346
Union Pacific Corp., 2.95%, 03/01/22	300	305,501

		401,284

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc., 2.50%, 12/05/21	25	25,072
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	75	74,870
3.00%, 01/15/22	75	75,195
3.63%, 01/15/24	40	40,379
Broadcom, Inc.(b):
3.13%, 10/15/22	500	503,148
3.63%, 10/15/24	100	100,497
4.25%, 04/15/26	100	101,487
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(b)	45	46,390
Qorvo, Inc., 5.50%, 07/15/26	110	116,413
QUALCOMM, Inc., 3.25%, 05/20/27	100	102,009
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	26,062

		1,211,522

	Par (000)	Value

Software — 0.4%
CA, Inc., 3.60%, 08/15/22	$25	$25,390
CDK Global, Inc., 5.88%, 06/15/26	60	63,450
Citrix Systems, Inc., 4.50%, 12/01/27	50	51,736
Infor US, Inc., 6.50%, 05/15/22	30	30,528
MSCI, Inc., 5.38%, 05/15/27(b)	150	160,500
Nuance Communications, Inc., 5.63%, 12/15/26	100	104,280
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	20	20,750

		456,634

Specialty Retail — 0.3%
L Brands, Inc.:
5.63%, 10/15/23	25	25,925
5.25%, 02/01/28	50	45,812
7.50%, 06/15/29	50	49,995
6.88%, 11/01/35	25	22,234
Michaels Stores, Inc., 8.00%, 07/15/27(b)(f)	35	34,839
O’Reilly Automotive, Inc., 3.60%, 09/01/27	100	102,820
PetSmart, Inc., 5.88%, 06/01/25(b)	25	24,250
Staples, Inc., 7.50%, 04/15/26(b)	100	99,411

		405,286

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 3.35%, 02/09/27	65	68,252
Dell International LLC/EMC Corp.(b):
4.00%, 07/15/24	500	513,080
6.02%, 06/15/26	100	110,318
4.90%, 10/01/26	100	104,336

		795,986

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(b)	50	51,870

Tobacco — 0.9%
Altria Group, Inc.:
4.00%, 01/31/24	50	52,398
3.80%, 02/14/24	35	36,485
2.63%, 09/16/26	50	47,960
BAT Capital Corp., 2.76%, 08/15/22	75	75,114
Philip Morris International, Inc.:
2.88%, 05/01/24	500	507,462
3.25%, 11/10/24	25	25,890
3.13%, 08/17/27	50	51,176
3.38%, 08/15/29	150	154,532
Pyxus International, Inc., 9.88%, 07/15/21	50	43,000
Vector Group Ltd., 6.13%, 02/01/25(b)	60	55,607

		1,049,624

Utilities — 0.1%
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)	100	105,875

Water Utilities — 0.0%
Aqua America, Inc., 3.57%, 05/01/29	55	57,156

Wireless Telecommunication Services — 1.1%
American Tower Corp.:
3.30%, 02/15/21	50	50,621
3.45%, 09/15/21	100	102,149
3.50%, 01/31/23	75	77,425
3.55%, 07/15/27	180	183,474
3.95%, 03/15/29	200	209,352
Crown Castle International Corp.:
3.20%, 09/01/24	30	30,636
3.65%, 09/01/27	40	41,192
Equinix, Inc.:
5.88%, 01/15/26	50	52,938
5.38%, 05/15/27	50	53,598
Intelsat Connect Finance SA, 9.50%, 02/15/23(b)	10	8,850

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Capital Corp., 6.88%, 11/15/28	$50	$51,390
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,063
Sprint Corp.:
7.25%, 09/15/21	25	26,563
7.88%, 09/15/23	50	54,312
7.63%, 03/01/26	25	26,650
T-Mobile USA, Inc.:
6.38%, 03/01/25	50	51,925
6.50%, 01/15/26	50	54,053
4.50%, 02/01/26	50	51,188
4.75%, 02/01/28	125	128,606
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 04/15/23(b)	15	14,250

		1,295,235

Total Corporate Bonds — 42.7% (Cost — $50,766,218)		52,025,493

Non-Agency Mortgage-Backed Securities — 2.3%

Collateralized Mortgage Obligations — 2.1%
Connecticut Avenue Securities Trust(b)(d):
Series 2018-R07, Class 1M2, 4.80%, 04/25/31	500	506,000
Series 2019-R01, Class 2M2, 4.85%, 07/25/31	625	632,514
Series 2019-R02, Class 1M1, 3.25%, 08/25/31	175	174,986
Series 2019-R02, Class 1M2, 4.70%, 08/25/31	650	655,599
Series 2019-R03, Class 1M2, 4.55%, 09/25/31	200	201,102
STACR Trust(b)(d):
Series 2018-DNA3, Class M1, 3.15%, 09/25/48	114	113,742
Series 2018-HRP1, Class M2, 4.05%, 04/25/43	246	247,642

		2,531,585

Commercial Mortgage-Backed Securities — 0.2%
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS, 3.93%, 11/15/47	280	291,743

Total Non-Agency Mortgage-Backed Securities — 2.3% (Cost — $2,817,242)		2,823,328

U.S. Government Sponsored Agency Securities — 48.3%

Collateralized Mortgage Obligations — 5.5%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M1, 3.15%, 09/25/31(b)(d)	236	235,829
Fannie Mae Connecticut Avenue Securities:
Series 2018-C06, Class 1M1, 2.95%, 03/25/31(d)	44	44,451
Series 2018-C06, Class 2M1, 2.95%, 03/25/31(d)	38	37,636
Series 2018-C01, Class 1M1, 3.00%, 07/25/30(d)	267	266,521
Series 2018-C02, Class 2M1, 3.05%, 08/25/30(d)	67	67,393
Series 2018-C03, Class 1M1, 3.08%, 10/25/30(d)	324	324,522
Series 2018-C05, Class 1M1, 3.12%, 01/25/31(d)	182	182,523
Series 2017-C06, Class 1M1, 3.15%, 02/25/30(d)	20	20,331
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 3.25%, 11/25/29(g)	54	54,292
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.70%, 07/25/29(g)	36	35,786
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.85%, 01/25/29(g)	34	34,341
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.60%, 01/25/30(g)	140	141,664
Series 2018-C02, Class 2M2, 4.60%, 08/25/30(d)	325	326,310
Series 2018-C01, Class 1M2, 4.65%, 07/25/30(d)	221	222,832
Series 2017-C07, Class 1M2, 4.80%, 05/28/30(d)	100	101,627
Series 2017-C07, Class 2M2A, 4.90%, 05/25/30(d)	100	102,789
Series 2017-C07, Class 2M2, 4.90%, 05/25/30(d)	100	101,696
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 5.00%, 05/25/24(g)	107	109,721

	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-C06, Class 1M2A, 5.05%, 02/25/30(d)	$276	$281,536
Series 2017-C06, Class 1M2, 5.05%, 02/25/30(d)	100	102,783
Series 2017-C06, Class 2M2, 5.20%, 02/25/30(d)	100	102,952
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.30%, 07/25/24(g)	130	135,855
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.95%, 07/25/29(g)	100	104,094
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 6.00%, 01/25/30(g)	150	155,443
Series 2018-C06, Class 1B1, 6.15%, 03/25/31(d)	186	188,835
Series 2015-C02, Class 1M2, (1 mo. LIBOR US + 4.00%), 6.40%, 05/25/25(g)	62	65,582
Series 2015-C02, Class 2M2, (1 mo. LIBOR US + 4.00%), 6.40%, 05/25/25(g)	55	56,937
Series 2018-C05, Class 1B1, 6.65%, 01/25/31(d)	100	105,467
Series 2015-C01, Class 1M2, (1 mo. LIBOR US + 4.30%), 6.70%, 02/25/25(g)	58	62,283
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.80%, 01/25/24(g)	100	109,308
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.85%, 01/25/29(g)	149	158,806
Series 2018-C04, Class 2B1, 6.90%, 12/25/30(d)	250	265,784
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.30%, 11/25/24(g)	30	32,498
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.40%, 11/25/24(g)	73	79,811
Series 2015-C03, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.40%, 07/25/25(g)	66	72,627
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 8.10%, 04/25/28(g)	74	82,331
Freddie Mac STACR Trust, Series 2019-HQA2(b)(d):
Class M1, 3.10%, 04/25/49	200	200,063
Class M2, 4.45%, 04/25/49	250	251,165
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2019-DNA1, Class M1, 3.30%, 01/25/49(b)(d)	150	150,366
Series 2018-DNA1, Class M2, 4.20%, 07/25/30(d)	100	99,475
Series 2019-HQA1, Class M2, 4.75%, 02/25/49(b)(d)	600	605,497
Series 2017-DNA3, Class M2, 4.90%, 03/25/30(d)	250	255,608
Series 2018-DNA1, Class B1, 5.55%, 07/25/30(d)	75	74,689
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.55%, 01/25/25(g)	171	179,506
Series 2017-DNA3, Class B1, 6.85%, 03/25/30(d)	250	270,843

		6,660,408

Mortgage-Backed Securities — 42.8%
Fannie Mae Connecticut Avenue Securities, Series 2019-R04(b)(g):
Class 2M1, (1 mo. LIBOR US + 0.75%), 3.15%, 06/25/39	1,070	1,070,000
Class 2M2, (1 mo. LIBOR US + 2.10%), 4.50%, 06/25/39	500	501,211
Fannie Mae Mortgage-Backed Securities(h):
2.50%, 07/01/49	50	49,648
3.00%, 12/01/35 - 07/01/49	1,791	1,807,777
3.50%, 01/01/46 - 07/01/49(f)	7,161	7,335,670
4.00%, 07/01/34 - 02/01/57(f)	7,840	8,139,522
4.50%, 07/01/34 - 07/01/49(f)	4,398	4,602,190
5.00%, 02/01/41 - 07/01/49(f)	2,352	2,500,132
5.50%, 07/01/49	550	586,626
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 06/01/49	501	505,368
3.50%, 10/01/44 - 07/01/49(f)	5,914	6,119,162
4.00%, 10/01/46 - 06/01/49(f)	1,426	1,481,481
4.50%, 05/01/42 - 01/01/49	543	573,708
5.00%, 04/01/49	225	239,008

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(h):
3.00%, 05/20/45 - 07/01/49	$402	$410,939
3.50%, 06/15/43 - 07/01/49(f)	5,323	5,501,582
4.00%, 11/20/47 - 07/01/49	4,450	4,619,104
4.50%, 06/20/48 - 07/01/49	3,894	4,061,378
5.00%, 04/20/49 - 07/01/49	1,982	2,075,552

		52,180,058

Total U.S. Government Sponsored Agency Securities — 48.3% (Cost — $58,567,297)		58,840,466

U.S. Treasury Obligations — 5.9%
U.S. Treasury Bonds, 2.88%, 05/15/49	5,250	5,632,265
U.S. Treasury Notes, 2.38%, 05/15/29	1,500	1,550,098

Total U.S. Treasury Obligations — 5.9% (Cost — $7,015,927)		7,182,363

Total Long-Term Investments — 121.2% (Cost — $145,354,119)		147,680,458

	Shares

Short-Term Securities — 8.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(i)(j)	9,943,830	9,943,830

Total Short-Term Securities — 8.2% (Cost — $9,943,830)		9,943,830

Total Investments Before TBA Sale Commitments — 129.4% (Cost — $155,297,949)		157,624,288

	Par (000)	Value

TBA Sale Commitments — (8.6%)

Mortgage-Backed Securities — (8.6%)
Fannie Mae Mortgage-Backed Securities(h):
3.50%, 07/01/49	$5,320	$(5,439,077)
4.00%, 07/01/49	2,722	(2,813,283)
5.00%, 07/01/49	216	(228,323)
Ginnie Mae Mortgage-Backed Securities(h):
3.50%, 07/01/49	1,193	(1,232,378)
4.00%, 07/01/49	782	(810,653)

Total TBA Sale Commitments — (8.6)% (Proceeds — $10,496,650)		(10,523,714)

Total Investments, Net of TBA Sale Commitments — 120.8% (Cost — $144,801,299)		147,100,574

Liabilities in Excess of Other Assets — (20.8)%		(25,319,444)

Net Assets — 100.0%		$121,781,130

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	When-issued security.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.

(l)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain/(loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,039,873	4,903,957	9,943,830	$9,943,830	$133,437	$—	$—

(a)	Includes net capital gain distributions, if applicable.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	18	09/16/19	$1,815	$15,141
10-Year U.S. Treasury Note	89	09/19/19	11,389	166,673
Long U.S. Treasury Bond	12	09/19/19	1,867	59,572
Long Gilt	5	09/26/19	827	72
5-Year U.S. Treasury Note	9	09/30/19	1,063	(46)

				241,412

Short Contracts
Euro Bund Futures	29	09/06/19	5,696	(50,134)
10-Year Canada Bond	2	09/19/19	218	(64)
10-Year U.S. Ultra Long Treasury	7	09/19/19	967	(18,542)
U.S. Ultra Bond	6	09/19/19	1,065	(2,634)
S&P 500 E-Mini Index	26	09/20/19	3,827	(10,342)
2-Year U.S. Treasury Note	11	09/30/19	2,367	(6,284)

				(88,000)

				$153,412

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	67,230	CAD	90,000	Citibank N.A.	09/18/19	$(1,593)
USD	7,489	CAD	10,000	Royal Bank of Canada	09/18/19	(158)
USD	135,565	EUR	120,000	Citibank N.A.	09/18/19	(1,721)
USD	45,139	EUR	40,000	JPMorgan Chase Bank N.A.	09/18/19	(623)
USD	6,392	HKD	50,000	Citibank N.A.	09/18/19	(11)
USD	25,556	HKD	200,000	Citibank N.A.	09/18/19	(56)
USD	6,400	HKD	50,000	Standard Chartered Bank	09/18/19	(3)
USD	43,833	SGD	60,000	Citibank N.A.	09/18/19	(565)

						$(4,730)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B	USD	1,212	$(93,543)	$(91,030)	$(2,513)

(a)	Using S&P Global Rating of the issuer or the underlying securities of the index, as applicable
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month JIBAR, 7.03%	Quarterly	7.77%	Quarterly	09/18/19	09/18/24	ZAR	2,630	$5,415	$3	$5,412
2.32%	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	3,050	(12,044)	6	(12,050)
(0.02)	Semi-Annual	6-Month JPY LIBOR, (0.02)%	Semi-Annual	09/18/19	09/18/24	JPY	5,000	(235)	1	(236)
6-Month BBR, 1.22%	Semi-Annual	1.92	Semi-Annual	09/18/19	09/18/24	AUD	110	2,615	1	2,614
2.07	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	790	(1,921)	2	(1,923)
2.11	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	304	(818)	1	(819)
2.11	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	304	(822)	1	(823)
6-Month BBR, 1.22%	Semi-Annual	1.75	Semi-Annual	09/18/19	09/18/24	AUD	220	3,997	3	3,994
2.15	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	192	(566)	—	(566)
2.13	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	1,230	(3,441)	2	(3,443)
2.14	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	760	(2,175)	1	(2,176)
6-Month BBR, 1.22%	Semi-Annual	1.68	Semi-Annual	09/18/19	09/18/24	AUD	160	2,530	2	2,528
3-Month CAD BA, 1.97%	Quarterly	1.93	Quarterly	09/18/19	09/18/24	CAD	70	577	1	576
3-Month LIBOR, 2.32%	Quarterly	2.31	Semi-Annual	09/18/19	09/18/24	USD	210	5,873	4	5,869
2.16	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	780	(2,320)	2	(2,322)
6-Month BBR, 1.22%	Semi-Annual	1.63	Semi-Annual	09/18/19	09/18/24	AUD	150	2,114	2	2,112
0.08	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	80	(1,351)	26	(1,377)
6-Month BBR, 1.22%	Semi-Annual	1.64	Semi-Annual	09/18/19	09/18/24	AUD	230	3,256	3	3,253
0.10	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	70	(1,235)	1	(1,236)
0.06	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	280	(4,302)	5	(4,307)
3-Month JIBAR, 7.03%	Quarterly	7.48	Quarterly	09/18/19	09/18/24	ZAR	4,030	4,779	4	4,775
0.02	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	240	(3,229)	5	(3,234)
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.13	Semi-Annual	09/18/19	09/18/24	GBP	50	700	1	699
3-Month JIBAR, 7.03%	Quarterly	7.46	Quarterly	09/18/19	09/18/24	ZAR	4,190	4,784	4	4,780
0.02	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	610	(8,245)	12	(8,257)
3-Month LIBOR, 2.32%	Quarterly	2.19%	Semi-Annual	09/18/19	09/18/24	USD	720	15,784	13	15,771
1.96%	Semi-Annual	6-Month SIBOR, 1.74%	Semi-Annual	09/18/19	09/18/24	SGD	300	(2,623)	3	(2,626)
2.02	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	3,240	(6,889)	6	(6,895)
0.01	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	640	(7,984)	12	(7,996)
3-Month LIBOR, 2.32%	Quarterly	2.14	Semi-Annual	09/18/19	09/18/24	USD	700	13,673	12	13,661
6-Month GBP LIBOR, 0.85%	Semi-Annual	1.08	Semi-Annual	09/18/19	09/18/24	GBP	330	3,591	7	3,584
3-Month JIBAR, 7.03%	Quarterly	7.49	Quarterly	09/18/19	09/18/24	ZAR	8,190	9,953	9	9,944
6-Month BBR, 1.22%	Semi-Annual	1.59	Semi-Annual	09/18/19	09/18/24	AUD	900	11,295	11	11,284
2.03	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	5,667	(12,396)	11	(12,407)
1.95	Semi-Annual	6-Month SIBOR, 1.74%	Semi-Annual	09/18/19	09/18/24	SGD	720	(5,811)	8	(5,819)
2.03	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	2,043	(4,500)	4	(4,504)
3-Month JIBAR, 7.03%	Quarterly	7.38	Quarterly	09/18/19	09/18/24	ZAR	2,200	1,995	2	1,993
1.87	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	1,470	(1,752)	3	(1,755)
1.96	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	1,710	(1,328)	7	(1,335)
1.84	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	2,080	(2,192)	4	(2,196)
6-Month BBR, 1.22%	Semi-Annual	1.40	Semi-Annual	09/18/19	09/18/24	AUD	350	2,178	4	2,174
(0.13)	Annual	6-Month EURIBOR, (0.31)%	Semi-Annual	09/18/19	09/18/24	EUR	30	(141)	1	(142)
3-Month CAD BA, 1.97%	Quarterly	1.66	Quarterly	09/18/19	09/18/24	CAD	180	(296)	2	(298)
1.94	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	1,005	(557)	4	(561)
1.98	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	1,005	(1,068)	4	(1,072)
6-Month BBR, 1.22%	Semi-Annual	1.30	Semi-Annual	09/18/19	09/18/24	AUD	430	1,208	5	1,203
1.83	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	1,120	1,015	4	1,011
6-Month BBR, 1.22%	Semi-Annual	1.19	Semi-Annual	09/18/19	09/18/24	AUD	400	(304)	5	(309)
1.66	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	1,840	147	4	143
3-Month JIBAR, 7.03%	Quarterly	6.95	Quarterly	09/18/19	09/18/24	ZAR	9,760	(3,461)	10	(3,471)
1.81%	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	1,239	1,399	5	1,394
1.83	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	531	481	2	479
6-Month BBR, 1.22%	Semi-Annual	1.15%	Semi-Annual	09/18/19	09/18/24	AUD	230	(513)	3	(516)
1.65	Quarterly	3-Month HIBOR, 2.46%	Quarterly	09/18/19	09/18/24	HKD	1,710	214	3	211
1.86	Annual	6-Month WIBOR, 1.69%	Semi-Annual	09/18/19	09/18/24	PLN	1,120	560	4	556

								$5,614	$265	$5,349

(a)	Forward swap.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.70%	Quarterly	1.61%	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	287,180	$2,591	$—	$2,591
3-Month KRW CDC, 1.70%	Quarterly	1.55	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	291,560	1,865	—	1,865
3-Month KRW CDC, 1.70%	Quarterly	1.49	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	167,050	606	—	606
3-Month KRW CDC, 1.70%	Quarterly	1.48	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	167,075	579	—	579
3-Month KRW CDC, 1.70%	Quarterly	1.48	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	167,075	572	—	572
3-Month KRW CDC, 1.70%	Quarterly	1.44	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	212,339	395	—	395
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Citibank N.A.	09/18/19	09/18/24	KRW	188,746	272	—	272
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	188,746	233	—	233
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	122,044	138	—	138
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	141,943	190	—	190
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	142,226	208	—	208
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Bank of America N.A.	09/18/19	09/18/24	KRW	141,801	196	—	196
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	JPMorgan Chase Bank N.A.	09/18/19	09/18/24	KRW	141,801	208	—	208
3-Month KRW CDC, 1.70%	Quarterly	1.28	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	142,710	(730)	—	(730)
3-Month KRW CDC, 1.70%	Quarterly	1.37	Quarterly	Deutsche Bank AG	09/18/19	09/18/24	KRW	291,780	(368)	—	(368)
3-Month KRW CDC, 1.70%	Quarterly	1.43	Quarterly	Morgan Stanley & Co. International PLC	09/18/19	09/18/24	KRW	88,376	115	—	115

									$7,070	$—	$7,070

(a)	Forward swap.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Bank of America N.A.	02/17/23	$418,064	$(142,841	)(a)	364,963	19.7%
	Bank of America N.A.	02/17/23	1,885,560	59,446	(b)	1,965,619	13.6
	Morgan Stanley & Co. International PLC	02/27/23	81,112	72,604	(c)	175,913	32.7
	Morgan Stanley & Co. International PLC	02/27/23	120,292	233,863	(d)	362,614	36.2

			$2,505,028	$223,072		$2,869,109

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-1,753 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE LIBOR USD 1 Week
US Federal Funds Effective Rate (continuous series)

(a)	Amount includes $(89,740) of net dividends and financing fees.
(b)	Amount includes $(20,613) of net dividends and financing fees.
(c)	Amount includes $(22,197) of net dividends and financing fees.
(d)	Amount includes $(8,459) of net dividends and financing fees.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of June 30, 2019 expiration date 02/17/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Lockheed Martin Corp.	588	$213,761	58.6%
Raytheon Co.	759	131,975	36.1

		345,736

Airlines
Southwest Airlines Co.	4,041	205,202	56.2

Auto Components
BorgWarner, Inc.	2,834	118,971	32.6
Goodyear Tire & Rubber Co.	9,656	147,737	40.5

		266,708

Beverages
Coca-Cola Co.	3,086	157,139	43.1

Biotechnology
Amgen, Inc.	991	182,622	50.0

Building Products
Johnson Controls International PLC	2,445	101,003	27.7

Chemicals
Air Products & Chemicals, Inc.	908	205,544	56.3
Eastman Chemical Co.	342	26,618	7.3
Olin Corp.	8,474	185,665	50.9

		417,827

Commercial Services & Supplies
Republic Services, Inc.	2,075	179,778	49.2
Waste Management, Inc.	1,597	184,246	50.5

		364,024

Communications Equipment
Cisco Systems, Inc.	2,984	163,314	44.8

Consumer Finance
American Express Co.	1,026	126,649	34.7

Containers & Packaging
Packaging Corp. of America	2,699	257,269	70.5
Westrock Co.	5,099	185,960	50.9

		443,229

Diversified Telecommunication Services
Verizon Communications, Inc.	2,764	157,907	43.3

Electric Utilities
Duke Energy Corp.	1,862	164,303	45.0
Exelon Corp.	3,401	163,044	44.7

		327,347

Electrical Equipment
Eaton Corp. PLC	1,780	148,238	40.6

Energy Equipment & Services
Halliburton Co.	6,367	144,786	39.7

Entertainment
Viacom, Inc., Class B	5,945	177,577	48.7

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	603	122,518	33.6
Boston Properties, Inc.	1,201	154,929	42.4
Simon Property Group, Inc.	1,171	187,079	51.3

		464,526

Security	Shares	Value	% of Basket Value

Food & Staples Retailing
Walmart, Inc.	1,816	$200,650	55.0%

Food Products
Mondelez International, Inc., Class A	256	13,798	3.8

Health Care Equipment & Supplies
Baxter International, Inc.	1,689	138,329	37.9
Medtronic PLC	387	37,690	10.3

		176,019

Health Care Providers & Services
Humana, Inc.	394	104,528	28.7
Universal Health Services, Inc., Class B	85	11,083	3.0

		115,611

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	4,017	108,218	29.6
McDonald’s Corp.	1,077	223,650	61.3
MGM Resorts International	6,485	185,277	50.8
Yum! Brands, Inc.	1,957	216,581	59.3

		733,726

Household Durables
Lennar Corp., Class A	3,519	170,531	46.7
PulteGroup, Inc.	7,426	234,810	64.3
Toll Brothers, Inc.	4,473	163,801	44.9

		569,142

Household Products
Colgate-Palmolive Co.	1,698	121,696	33.4
Kimberly-Clark Corp.	1,348	179,661	49.2
Procter & Gamble Co.	1,657	181,690	49.8

		483,047

Independent Power and Renewable Electricity Producers
AES Corp.	3,673	61,560	16.9
NRG Energy, Inc.	5,020	176,302	48.3

		237,862

Industrial Conglomerates
3M Co.	185	32,068	8.8

Insurance
Allstate Corp.	1,978	201,143	55.1
Aon PLC	1,174	226,558	62.1
Hartford Financial Services Group, Inc.	4,098	228,341	62.6
Loews Corp.	1,942	106,169	29.1
MetLife, Inc.	4,415	219,293	60.1
Unum Group	1,949	65,389	17.9

		1,046,893

Machinery
Caterpillar, Inc.	1,407	191,760	52.5

Media
CBS Corp., Class B	4,076	203,393	55.7
Omnicom Group, Inc.	1,072	87,850	24.1
TEGNA, Inc.	10,571	160,151	43.9
Walt Disney Co.	1,577	220,212	60.3

		671,606

Metals & Mining
Barrick Gold Corp.	628	9,904	2.7
Newmont Goldcorp Corp.	1,434	55,166	15.1
Teck Resources Ltd., Class B	5,558	128,167	35.1

		193,237

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Multi-Utilities
CenterPoint Energy, Inc.	4,100	$117,383	32.1%
Dominion Energy, Inc.	2,434	188,197	51.6

		305,580

Multiline Retail
Macy’s, Inc.	3,794	81,419	22.3

Oil, Gas & Consumable Fuels
Apache Corp.	5,268	152,614	41.8
Chevron Corp.	54	6,720	1.8
ConocoPhillips	2,302	140,422	38.5
Devon Energy Corp.	5,303	151,242	41.4
Encana Corp.	29,159	149,586	41.0
Marathon Oil Corp.	9,749	138,533	38.0
Murphy Oil Corp.	6,662	164,218	45.0
Valero Energy Corp.	1,446	123,792	33.9

		1,027,127

Pharmaceuticals
Bausch Health Cos., Inc.	3,457	87,186	23.9
Bristol-Myers Squibb Co.	3,043	138,000	37.8
Johnson & Johnson	1,179	164,211	45.0

		389,397

Road & Rail
Avis Budget Group, Inc.	5,163	181,531	49.7
Canadian National Railway Co.	1,685	155,829	42.7
Norfolk Southern Corp.	963	191,955	52.6
Union Pacific Corp.	1,226	207,329	56.8

		736,644

Semiconductors & Semiconductor Equipment
Intel Corp.	2,414	115,558	31.7

Software
Oracle Corp.	2,402	136,842	37.5

Specialty Retail
AutoZone, Inc.	177	194,606	53.3
Home Depot, Inc.	552	114,800	31.5

		309,406

Technology Hardware, Storage & Peripherals
HP, Inc.	9,744	202,578	55.5
Xerox Corp.	4,857	171,986	47.1

		374,564

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,013	81,083	22.2
United Rentals, Inc.	1,198	158,891	43.6

		239,974

Total Reference Entity — Long		12,575,764

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(519)	(188,921)	(51.8)
Textron, Inc.	(3,984)	(211,312)	(57.9)

		(400,233)

Air Freight & Logistics
FedEx Corp.	(1,073)	(176,176)	(48.3)
United Parcel Service, Inc., Class B	(1,727)	(178,347)	(48.8)

		(354,523)

Automobiles
Ford Motor Co.	(20,763)	(212,406)	(58.2)
General Motors Co.	(3,536)	(136,242)	(37.3)

Security	Shares	Value	% of Basket Value

Automobiles (continued)
Tesla, Inc.	(340)	$(75,976)	(20.8	) %

		(424,624)

Beverages
Constellation Brands, Inc., Class A	(1,028)	(202,454)	(55.5)
Molson Coors Brewing Co., Class B	(2,165)	(121,240)	(33.2)

		(323,694)

Chemicals
PPG Industries, Inc.	(1,724)	(201,208)	(55.2)
RPM International, Inc.	(3,358)	(205,207)	(56.2)

		(406,415)

Communications Equipment
Motorola Solutions, Inc.	(645)	(107,541)	(29.5)

Construction Materials
Vulcan Materials Co.	(1,473)	(202,258)	(55.4)

Consumer Finance
Ally Financial, Inc.	(2,566)	(79,521)	(21.8)
Capital One Financial Corp.	(2,326)	(211,061)	(57.8)
OneMain Holdings, Inc.	(2,272)	(76,816)	(21.1)

		(367,398)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(969)	(206,562)	(56.6)

Diversified Telecommunication Services
AT&T, Inc.	(6,211)	(208,131)	(57.0)

Electric Utilities
FirstEnergy Corp.	(4,409)	(188,749)	(51.7)

Electronic Equipment, Instruments & Components
Avnet, Inc.	(4,456)	(201,723)	(55.3)

Energy Equipment & Services
Transocean Ltd.	(10,945)	(70,157)	(19.2)

Equity Real Estate Investment Trusts (REITs)
HCP, Inc.	(4,708)	(150,562)	(41.2)
Host Hotels & Resorts, Inc.	(4,241)	(77,271)	(21.2)
Kimco Realty Corp.	(10,408)	(192,340)	(52.7)
SITE Centers Corp.	(3,528)	(46,711)	(12.8)

		(466,884)

Food Products
Archer-Daniels-Midland Co.	(2,308)	(94,166)	(25.8)
Campbell Soup Co.	(9,560)	(383,069)	(105.0)
ConAgra Foods, Inc.	(7,003)	(185,720)	(50.9)
General Mills, Inc.	(1,345)	(70,639)	(19.3)
Kellogg Co.	(3,596)	(192,638)	(52.8)
Tyson Foods, Inc., Class A	(1,511)	(121,998)	(33.4)

		(1,048,230)

Gas Utilities
ONEOK, Inc.	(2,885)	(198,517)	(54.4)

Health Care Equipment & Supplies
Abbott Laboratories	(2,239)	(188,300)	(51.6)

Health Care Providers & Services
AmerisourceBergen Corp.	(2,721)	(231,993)	(63.6)
McKesson Corp.	(1,278)	(171,750)	(47.0)

		(403,743)

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(1,558)	(218,572)	(59.9)
Royal Caribbean Cruises Ltd.	(1,700)	(206,057)	(56.5)

		(424,629)

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Household Durables
DR Horton, Inc.	(4,709)	$(203,099)	(55.6	) %
MDC Holdings, Inc.	(3,038)	(99,586)	(27.3)
Mohawk Industries, Inc.	(1,599)	(235,805)	(64.6)
Newell Brands, Inc.	(12,084)	(186,335)	(51.1)

		(724,825)

Industrial Conglomerates
Danaher Corp.	(1,539)	(219,954)	(60.2)
General Electric Co.	(12,471)	(130,945)	(35.9)

		(350,899)

Insurance
American International Group, Inc.	(4,296)	(228,891)	(62.7)
Lincoln National Corp.	(3,314)	(213,587)	(58.6)
Marsh & McLennan Cos., Inc.	(1,592)	(158,802)	(43.5)
Prudential Financial, Inc.	(1,500)	(151,500)	(41.5)
Travelers Cos., Inc.	(969)	(144,885)	(39.7)

		(897,665)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(1,638)	(217,903)	(59.7)

IT Services
International Business Machines Corp.	(580)	(79,982)	(21.9)

Leisure Products
Brunswick Corp.	(4,011)	(184,065)	(50.4)
Hasbro, Inc.	(2,147)	(226,895)	(62.2)
Mattel, Inc.	(9,837)	(110,272)	(30.2)

		(521,232)

Machinery
Deere & Co.	(1,043)	(172,836)	(47.4)
Dover Corp.	(430)	(43,086)	(11.8)

		(215,922)

Media
Comcast Corp., Class A	(601)	(25,410)	(6.9)
DISH Network Corp., Class A	(5,441)	(208,989)	(57.3)

		(234,399)

Multi-Utilities
Sempra Energy	(1,547)	(212,620)	(58.3)

Multiline Retail
Nordstrom, Inc.	(4,244)	(135,214)	(37.1)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(6,902)	(186,147)	(51.0)
Chesapeake Energy Corp.	(167,624)	(326,867)	(89.6)
Enbridge, Inc.	(5,374)	(193,894)	(53.1)
Exxon Mobil Corp.	(1,850)	(141,765)	(38.8)
Hess Corp.	(2,681)	(170,431)	(46.7)
Suncor Energy, Inc.	(5,596)	(174,371)	(47.8)
Whiting Petroleum Corp.	(244)	(4,558)	(1.2)
Williams Cos., Inc.	(4,618)	(129,489)	(35.5)

		(1,327,522)

Road & Rail
Ryder System, Inc.	(630)	(36,729)	(10.1)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(6,016)	(182,706)	(50.1)
Texas Instruments, Inc.	(1,836)	(210,699)	(57.7)

		(393,405)

Specialty Retail
TJX Cos., Inc.	(1,782)	(94,232)	(25.8)

Security	Shares	Value	% of Basket Value

Textiles, Apparel & Luxury Goods
VF Corp.	(2,335)	$(203,962)	(55.9	) %

Thrifts & Mortgage Finance
MGIC Investment Corp.	(8,359)	(109,837)	(30.1)
Radian Group, Inc.	(6,729)	(153,758)	(42.1)

		(263,595)

Tobacco
Altria Group, Inc.	(2,289)	(108,384)	(29.7)

Total Reference Entity — Short		(12,210,801)

Net Value of Reference Entity — Bank of America N.A.		$364,963

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of June 30, 2019 expiration date 02/17/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Lockheed Martin Corp.	236	$85,795	4.4%

Air Freight & Logistics
United Parcel Service, Inc., Class B	655	67,642	3.4

Airlines
Delta Air Lines, Inc.	774	43,924	2.2
Southwest Airlines Co.	1,155	58,651	3.0
United Airlines Holdings, Inc.	940	82,297	4.2

		184,872

Automobiles
Ford Motor Co.	7,845	80,255	4.1
General Motors Co.	525	20,228	1.0

		100,483

Biotechnology
AbbVie, Inc.	2,540	184,709	9.4
Biogen, Inc.	344	80,451	4.1

		265,160

Building Products
Masco Corp.	3,347	131,336	6.7
Owens Corning	1,431	83,284	4.2

		214,620

Capital Markets
MSCI, Inc.	523	124,887	6.4

Chemicals
CF Industries Holdings, Inc.	2,573	120,185	6.1
Eastman Chemical Co.	1,521	118,379	6.0
LyondellBasell Industries NV, Class A	1,842	158,652	8.1

		397,216

Commercial Services & Supplies
Republic Services, Inc.	1,572	136,198	6.9
Waste Management, Inc.	1,201	138,559	7.1

		274,757

Communications Equipment
Cisco Systems, Inc.	2,482	135,840	6.9
Juniper Networks, Inc.	2,297	61,169	3.1

		197,009

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Consumer Finance
Capital One Financial Corp.	480	$43,555	2.2%

Containers & Packaging
International Paper Co.	1,141	49,428	2.5

Diversified Consumer Services
H&R Block, Inc.	4,142	121,361	6.2

Diversified Financial Services
Voya Financial, Inc.	1,989	109,992	5.6

Diversified Telecommunication Services
Verizon Communications, Inc.	1,412	80,667	4.1

Electric Utilities
Entergy Corp.	1,063	109,415	5.6
Eversource Energy	1,349	102,200	5.2
PPL Corp.	2,445	75,819	3.8

		287,434

Electrical Equipment
Eaton Corp. PLC	1,614	134,414	6.8

Electronic Equipment, Instruments & Components
Flex Ltd.	2,440	23,351	1.2

Energy Equipment & Services
Halliburton Co.	3,455	78,567	4.0
Schlumberger Ltd.	1,837	73,002	3.7

		151,569

Entertainment
Viacom, Inc., Class B	4,456	133,101	6.8

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	1,055	136,095	6.9
Gaming and Leisure Properties, Inc.	3,677	143,329	7.3
HCP, Inc.	647	20,691	1.0
Kimco Realty Corp.	2,730	50,450	2.6
VEREIT, Inc.	4,948	44,582	2.3

		395,147

Food & Staples Retailing
Kroger Co.	1,198	26,009	1.3
Sysco Corp.	1,236	87,410	4.5
Walgreens Boots Alliance, Inc.	533	29,139	1.5

		142,558

Food Products
Hershey Co.	970	130,009	6.6

Health Care Equipment & Supplies
Abbott Laboratories	288	24,221	1.2
Anthem, Inc.	43	12,135	0.6
Cardinal Health, Inc.	2,304	108,518	5.5
HCA Healthcare, Inc.	306	41,362	2.1
McKesson Corp.	891	119,742	6.1

		305,978

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	1,110	108,491	5.5
McDonald’s Corp.	600	124,596	6.4
Starbucks Corp.	1,341	112,416	5.7
Yum! Brands, Inc.	1,228	135,903	6.9

		481,406

Household Durables
Toll Brothers, Inc.	2,712	99,313	5.1

Household Products
Clorox Co.	874	133,818	6.8
Colgate-Palmolive Co.	1,526	109,368	5.6

Security	Shares	Value	% of Basket Value

Household Products (continued)
Kimberly-Clark Corp.	538	$71,705	3.7%
Procter & Gamble Co.	921	100,988	5.1

		415,879

Independent Power and Renewable Electricity Producers
AES Corp.	6,920	115,979	5.9
NRG Energy, Inc.	2,850	100,092	5.1

		216,071

Insurance
Aflac, Inc.	3,137	171,939	8.7
Allstate Corp.	269	27,355	1.4
American International Group, Inc.	872	46,460	2.4
Aon PLC	146	28,175	1.4
Assured Guaranty Ltd.	1,680	70,694	3.6
Lincoln National Corp.	2,139	137,859	7.0
MetLife, Inc.	2,789	138,530	7.1
Progressive Corp.	1,082	86,484	4.4
Prudential Financial, Inc.	1,365	137,865	7.0

		845,361

IT Services
DXC Technology Co.	314	17,317	0.9

Life Sciences Tools & Services
Agilent Technologies, Inc.	1,191	88,932	4.5

Machinery
Allison Transmission Holdings, Inc.	1,954	90,568	4.6
Caterpillar, Inc.	888	121,025	6.2
Illinois Tool Works, Inc.	149	22,471	1.1

		234,064

Media
AMC Networks, Inc., Class A	1,294	70,510	3.6
CBS Corp., Class B	1,318	65,768	3.3
Omnicom Group, Inc.	806	66,052	3.4

		202,330

Metals & Mining
Kinross Gold Corp.	17,799	69,060	3.5
Nucor Corp.	1,937	106,729	5.4
Steel Dynamics, Inc.	1,920	57,984	3.0

		233,773

Multi-Utilities
Dominion Energy, Inc.	414	32,010	1.6

Multiline Retail
Kohl’s Corp.	1,821	86,588	4.4
Macy’s, Inc.	3,995	85,733	4.4
Nordstrom, Inc.	2,087	66,492	3.4
Target Corp.	1,202	104,105	5.3

		342,918

Oil, Gas & Consumable Fuels
Apache Corp.	3,537	102,467	5.2
Chesapeake Energy Corp.	19,491	38,008	1.9
Chevron Corp.	687	85,490	4.4
HollyFrontier Corp.	687	31,794	1.6
Kinder Morgan, Inc.	4,840	101,059	5.1
Marathon Oil Corp.	3,009	42,758	2.2
Murphy Oil Corp.	4,568	112,601	5.7
Occidental Petroleum Corp.	271	13,626	0.7
Range Resources Corp.	2,269	15,838	0.8
Whiting Petroleum Corp.	197	3,680	0.2

		547,321

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Bristol-Myers Squibb Co.	2,340	$106,119	5.4%
Merck & Co., Inc.	989	82,928	4.2

		189,047

Road & Rail
CSX Corp.	1,573	121,703	6.2
Norfolk Southern Corp.	680	135,545	6.9
Union Pacific Corp.	812	137,317	7.0

		394,565

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	3,157	141,781	7.2
Intel Corp.	2,399	114,840	5.8
KLA-Tencor Corp.	873	103,189	5.3

		359,810

Software
Microsoft Corp.	34	4,555	0.2

Specialty Retail
Advance Auto Parts, Inc.	429	66,126	3.4
AutoZone, Inc.	122	134,135	6.8
Signet Jewelers Ltd.	2,312	41,339	2.1

		241,600

Technology Hardware, Storage & Peripherals
NetApp, Inc.	377	23,261	1.2
Seagate Technology PLC	1,424	67,099	3.4
Xerox Corp.	3,498	123,864	6.3

		214,224

Tobacco
Philip Morris International, Inc.	923	72,483	3.7

Trading Companies & Distributors
United Rentals, Inc.	801	106,237	5.4

Total Reference Entity — Long		9,360,221

Reference Entity — Short

Aerospace & Defense
L3 Technologies, Inc.	(124)	(30,401)	(1.6)
Northrop Grumman Corp.	(392)	(126,659)	(6.4)
TransDigm Group, Inc.	(280)	(135,464)	(6.9)
Triumph Group, Inc.	(3,166)	(72,502)	(3.7)

		(365,026)

Air Freight & Logistics
FedEx Corp.	(32)	(5,254)	(0.3)

Auto Components
Aptiv PLC	(257)	(20,773)	(1.1)

Automobiles
Tesla, Inc.	(301)	(67,261)	(3.4)

Beverages
Constellation Brands, Inc., Class A	(599)	(117,967)	(6.0)

Capital Markets
Brookfield Asset Management, Inc., Class A	(2,258)	(107,887)	(5.5)

Chemicals
PolyOne Corp.	(367)	(11,520)	(0.6)
PPG Industries, Inc.	(1,127)	(131,533)	(6.7)
Sherwin-Williams Co.	(297)	(136,112)	(6.9)
Westlake Chemical Corp.	(396)	(27,506)	(1.4)

		(306,671)

Security	Shares	Value	% of Basket Value

Communications Equipment
ViaSat, Inc.	(1,495)	$(120,826)	(6.2	) %

Construction Materials
Martin Marietta Materials, Inc.	(372)	(85,601)	(4.3)
Vulcan Materials Co.	(913)	(125,364)	(6.4)

		(210,965)

Containers & Packaging
Ball Corp.	(373)	(26,106)	(1.3)

Diversified Financial Services
Cboe Global Markets, Inc.	(937)	(97,102)	(4.9)
S&P Global, Inc.	(551)	(125,512)	(6.4)

		(222,614)

Diversified Telecommunication Services
AT&T, Inc.	(1,953)	(65,445)	(3.3)

Electric Utilities
Edison International	(2,065)	(139,202)	(7.1)

Electronic Equipment, Instruments & Components
Avnet, Inc.	(1,771)	(80,173)	(4.1)

Energy Equipment & Services
Baker Hughes a GE Co.	(1,152)	(28,374)	(1.4)

Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	(1,012)	(119,203)	(6.1)
Host Hotels & Resorts, Inc.	(1,318)	(24,014)	(1.2)
Medical Properties Trust, Inc.	(2,536)	(44,228)	(2.3)
Omega Healthcare Investors, Inc.	(451)	(16,574)	(0.8)

		(204,019)

Food Products
Archer-Daniels-Midland Co.	(3,015)	(123,012)	(6.2)
Bunge Ltd.	(2,044)	(113,871)	(5.8)
ConAgra Foods, Inc.	(3,913)	(103,773)	(5.3)
McCormick & Co., Inc.	(162)	(25,112)	(1.3)
Post Holdings, Inc.	(717)	(74,546)	(3.8)

		(440,314)

Gas Utilities
ONEOK, Inc.	(1,981)	(136,313)	(6.9)

Health Care Equipment & Supplies
Baxter International, Inc.	(824)	(67,486)	(3.4)
Becton Dickinson & Co.	(527)	(132,809)	(6.8)
Boston Scientific Corp.	(3,047)	(130,960)	(6.7)
Hologic, Inc.	(1,905)	(91,478)	(4.6)
Teleflex, Inc.	(368)	(121,863)	(6.2)
Zimmer Biomet Holdings, Inc.	(524)	(61,696)	(3.1)

		(606,292)

Health Care Providers & Services
AmerisourceBergen Corp.	(80)	(6,821)	(0.4)
MEDNAX, Inc.	(1,180)	(29,771)	(1.5)
UnitedHealth Group, Inc.	(492)	(120,053)	(6.1)

		(156,645)

Hotels, Restaurants & Leisure
Aramark	(967)	(34,870)	(1.8)
Marriott International, Inc., Class A	(934)	(131,031)	(6.7)
MGM Resorts International	(702)	(20,056)	(1.0)

		(185,957)

Household Durables
Lennar Corp., Class A	(1,781)	(86,307)	(4.4)
Newell Brands, Inc.	(3,274)	(50,485)	(2.6)
Tempur Sealy International, Inc.	(88)	(6,457)	(0.3)

		(143,249)

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Industrial Conglomerates
Roper Industries, Inc.	(87)	$(31,865)	(1.6	) %

Insurance
Brighthouse Financial, Inc.	(2,846)	(104,420)	(5.3)
Loews Corp.	(483)	(26,405)	(1.3)
Marsh & McLennan Cos., Inc.	(255)	(25,436)	(1.3)
Willis Towers Watson PLC	(118)	(22,602)	(1.2)

		(178,863)

Interactive Media & Services
Match Group, Inc.	(1,965)	(132,185)	(6.7)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(955)	(127,044)	(6.4)
Netflix, Inc.	(352)	(129,296)	(6.6)

		(256,340)

IT Services
Fiserv, Inc.	(1,367)	(124,616)	(6.3)
GTT Communications, Inc.	(5,455)	(96,008)	(4.9)

		(220,624)

Leisure Products
Mattel, Inc.	(13,701)	(153,588)	(7.8)

Machinery
Stanley Black & Decker, Inc.	(898)	(129,860)	(6.6)
Wabtec Corp.	(1,653)	(118,619)	(6.0)

		(248,479)

Media
AMC Entertainment Holdings, Inc., Class A	(4,586)	(42,787)	(2.2)
DISH Network Corp., Class A	(3,089)	(118,649)	(6.0)

		(161,436)

Metals & Mining
Freeport-McMoRan, Inc.	(2,489)	(28,897)	(1.5)
Southern Copper Corp.	(2,073)	(80,536)	(4.1)
United States Steel Corp.	(1,618)	(24,772)	(1.2)

		(134,205)

Multi-Utilities
Sempra Energy	(999)	(137,303)	(7.0)

Multiline Retail
Dollar General Corp.	(257)	(34,736)	(1.8)
Dollar Tree, Inc.	(1,003)	(107,712)	(5.5)

		(142,448)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(871)	(23,491)	(1.2)
Cimarex Energy Co.	(243)	(14,417)	(0.7)
Concho Resources, Inc.	(1,066)	(109,990)	(5.6)
Continental Resources, Inc.	(589)	(24,791)	(1.3)
Enbridge, Inc.	(3,870)	(139,630)	(7.1)
EQT Corp.	(1,603)	(25,343)	(1.3)
Hess Corp.	(2,194)	(139,473)	(7.1)
Parsley Energy, Inc., Class A	(4,427)	(84,157)	(4.3)
Southwestern Energy Co.	(8,240)	(26,038)	(1.3)

		(587,330)

Pharmaceuticals
Endo International PLC	(8,597)	(35,420)	(1.8)
Mylan NV	(3,936)	(74,941)	(3.8)
Perrigo Co. PLC	(1,599)	(76,144)	(3.9)

		(186,505)

Security	Shares	Value	% of Basket Value

Professional Services
Equifax, Inc.	(1,029)	$(139,162)	(7.1	) %
Verisk Analytics, Inc., Class A	(447)	(65,468)	(3.3)

		(204,630)

Real Estate Management & Development
CBRE Group, Inc., Class A	(802)	(41,143)	(2.1)

Road & Rail
Hertz Global Holdings, Inc.	(3,945)	(62,962)	(3.2)

Semiconductors & Semiconductor Equipment
NVIDIA Corp.	(474)	(77,845)	(4.0)

Software
Activision Blizzard, Inc.	(2,813)	(132,774)	(6.8)
Autodesk, Inc.	(437)	(71,187)	(3.6)
Citrix Systems, Inc.	(865)	(84,891)	(4.3)
Oracle Corp.	(2,037)	(116,048)	(5.9)

		(404,900)

Specialty Retail
Home Depot, Inc.	(113)	(23,501)	(1.2)

Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(9,906)	(251,117)	(12.8)

Total Reference Entity — Short		(7,394,602)

Net Value of Reference Entity — Bank of America N.A.		$1,965,619

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of June 30, 2019 expiration date 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Lockheed Martin Corp.	736	$267,565	152.1%

Air Freight & Logistics
United Parcel Service, Inc., Class B	1,805	186,402	106.0

Airlines
Delta Air Lines, Inc.	304	17,252	9.8
Southwest Airlines Co.	2,315	117,556	66.8
United Airlines Holdings, Inc.	1,963	171,860	97.7

		306,668

Auto Components
Lear Corp.	578	80,498	45.8

Automobiles
Ford Motor Co.	12,969	132,673	75.4
General Motors Co.	1,145	44,117	25.1

		176,790

Biotechnology
AbbVie, Inc.	2,449	178,091	101.2
Amgen, Inc.	1,466	270,155	153.6
Biogen, Inc.	1,093	255,620	145.3

		703,866

Building Products
Masco Corp.	5,305	208,168	118.3
Owens Corning	2,052	119,427	67.9

		327,595

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

	Shares	Value	% of Basket Value

Capital Markets
MSCI, Inc.	916	$218,732	124.3%

Chemicals
CF Industries Holdings, Inc.	4,680	218,603	124.3
Eastman Chemical Co.	2,632	204,848	116.4
LyondellBasell Industries NV, Class A	1,944	167,437	95.2

		590,888

Commercial Services & Supplies
Republic Services, Inc.	2,428	210,362	119.6
Waste Management, Inc.	1,796	207,205	117.8

		417,567

Communications Equipment
Cisco Systems, Inc.	3,517	192,485	109.4
Juniper Networks, Inc.	5,598	149,075	84.8

		341,560

Consumer Finance
Capital One Financial Corp.	836	75,859	43.1

Containers & Packaging
International Paper Co.	2,457	106,437	60.5

Diversified Consumer Services
H&R Block, Inc.	7,799	228,511	129.9

Diversified Financial Services
Voya Financial, Inc.	3,774	208,702	118.6

Diversified Telecommunication Services
Verizon Communications, Inc.	4,010	229,091	130.2

Electric Utilities
Entergy Corp.	2,302	236,945	134.7
Eversource Energy	3,180	240,917	137.0
PPL Corp.	1,516	47,011	26.7

		524,873

Electrical Equipment
Eaton Corp. PLC	2,498	208,033	118.3

Electronic Equipment, Instruments & Components
Flex Ltd.	9,072	86,819	49.4

Energy Equipment & Services
Halliburton Co.	8,192	186,286	105.9
Schlumberger Ltd.	1,786	70,976	40.3

		257,262

Entertainment
Viacom, Inc., Class B	6,747	201,533	114.6

Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	1,472	189,888	107.9
Gaming and Leisure Properties, Inc.	4,959	193,302	109.9
HCP, Inc.	9,955	318,361	181.0
Kimco Realty Corp.	7,289	134,701	76.6
VEREIT, Inc.	12,459	112,255	63.8

		948,507

Food & Staples Retailing
Kroger Co.	3,838	83,323	47.4
Sysco Corp.	1,100	77,792	44.2
Walgreens Boots Alliance, Inc.	603	32,966	18.7
Walmart, Inc.	1,815	200,539	114.0

		394,620

Food Products
Hershey Co.	1,552	208,015	118.2

	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Abbott Laboratories	2,497	$209,998	119.4%

Health Care Providers & Services
Anthem, Inc.	167	47,129	26.8
Cardinal Health, Inc.	5,245	247,040	140.4
HCA Healthcare, Inc.	2,277	307,782	175.0
McKesson Corp.	1,691	227,253	129.2

		829,204

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	2,546	248,846	141.4
McDonald’s Corp.	1,084	225,103	128.0
Royal Caribbean Cruises Ltd.	441	53,454	30.4
Six Flags Entertainment Corp.	4,317	214,469	121.9
Starbucks Corp.	2,749	230,449	131.0
Yum! Brands, Inc.	1,941	214,810	122.1

		1,187,131

Household Durables
PulteGroup, Inc.	7,984	252,454	143.5
Toll Brothers, Inc.	6,339	232,134	132.0

		484,588

Household Products
Clorox Co.	1,331	203,789	115.8
Colgate-Palmolive Co.	3,149	225,689	128.3
Kimberly-Clark Corp.	841	112,089	63.7
Procter & Gamble Co.	2,029	222,480	126.5

		764,047

Independent Power and Renewable Electricity Producers
AES Corp.	12,437	208,444	118.5
NRG Energy, Inc.	6,377	223,960	127.3

		432,404

Insurance
Aflac, Inc.	944	51,741	29.4
Allstate Corp.	2,496	253,818	144.3
American International Group, Inc.	234	12,467	7.1
Aon PLC	574	110,770	63.0
Assured Guaranty Ltd.	4,071	171,308	97.4
Lincoln National Corp.	3,082	198,635	112.9
MetLife, Inc.	4,316	214,376	121.9
Progressive Corp.	2,657	212,374	120.7
Prudential Financial, Inc.	1,976	199,576	113.4

		1,425,065

IT Services
DXC Technology Co.	4,215	232,458	132.2
Mastercard, Inc., Class A	225	59,519	33.8

		291,977

Life Sciences Tools & Services
Agilent Technologies, Inc.	1,084	80,942	46.0

Machinery
Allison Transmission Holdings, Inc.	3,948	182,990	104.0
Caterpillar, Inc.	1,726	235,236	133.7
Illinois Tool Works, Inc.	1,721	259,544	147.6

		677,770

Media
AMC Networks, Inc., Class A	3,373	183,795	104.5
CBS Corp., Class B	1,976	98,602	56.0
Omnicom Group, Inc.	1,386	113,583	64.6

		395,980

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

	Shares	Value	% of Basket Value

Metals & Mining
Kinross Gold Corp.	38,105	$147,847	84.1%
Nucor Corp.	4,308	237,371	134.9
Steel Dynamics, Inc.	9,488	286,538	162.9

		671,756

Multi-Utilities
Dominion Energy, Inc.	367	28,376	16.1

Multiline Retail
Kohl’s Corp.	5,241	249,210	141.7
Macy’s, Inc.	8,010	171,895	97.7
Nordstrom, Inc.	1,218	38,805	22.0
Target Corp.	2,758	238,870	135.8

		698,780

Oil, Gas & Consumable Fuels
Apache Corp.	8,265	239,437	136.1
Chesapeake Energy Corp.	18,642	36,352	20.7
Chevron Corp.	2,101	261,449	148.6
HollyFrontier Corp.	643	29,758	16.9
Kinder Morgan, Inc.	9,186	191,804	109.0
Marathon Oil Corp.	1,968	27,965	15.9
Murphy Oil Corp.	7,263	179,033	101.8
Occidental Petroleum Corp.	792	39,822	22.6
Phillips 66	804	75,206	42.8
Range Resources Corp.	6,393	44,623	25.4
Whiting Petroleum Corp.	3,055	57,067	32.4

		1,182,516

Pharmaceuticals
Bristol-Myers Squibb Co.	4,821	218,633	124.3
Merck & Co., Inc.	1,859	155,877	88.6

		374,510

Road & Rail
CSX Corp.	2,392	185,069	105.2
Norfolk Southern Corp.	1,012	201,722	114.7
Union Pacific Corp.	1,164	196,844	111.9

		583,635

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	4,634	208,113	118.3
Intel Corp.	4,924	235,712	134.0
KLA-Tencor Corp.	1,731	204,604	116.3
Lam Research Corp.	1,901	357,084	203.0
QUALCOMM, Inc.	1,960	149,097	84.7
Xilinx, Inc.	992	116,977	66.5

		1,271,587

Software
Microsoft Corp.	453	60,684	34.5

Specialty Retail
Advance Auto Parts, Inc.	1,099	169,400	96.3
AutoZone, Inc.	189	207,800	118.1
Signet Jewelers Ltd.	1,313	23,476	13.4

		400,676

Technology Hardware, Storage & Peripherals
NetApp, Inc.	589	36,341	20.7
Seagate Technology PLC	3,657	172,318	98.0
Xerox Corp.	6,381	225,951	128.4

		434,610

Tobacco
Philip Morris International, Inc.	3,327	261,269	148.5

	Shares	Value	% of Basket Value

Trading Companies & Distributors
United Rentals, Inc.	1,878	$249,079	141.6%

Total Reference Entity — Long		20,292,977

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(676)	(246,071)	(139.9)
Honeywell International, Inc.	(564)	(98,469)	(56.0)
L3 Technologies, Inc.	(188)	(46,092)	(26.2)
Northrop Grumman Corp.	(697)	(225,207)	(128.0)
TransDigm Group, Inc.	(416)	(201,261)	(114.4)
Triumph Group, Inc.	(6,008)	(137,583)	(78.2)

		(954,683)

Air Freight & Logistics
FedEx Corp.	(578)	(94,902)	(53.9)

Auto Components
Aptiv PLC	(1,006)	(81,315)	(46.2)

Automobiles
Tesla, Inc.	(1,241)	(277,314)	(157.6)

Beverages
Constellation Brands, Inc., Class A	(1,202)	(236,722)	(134.6)

Capital Markets
Brookfield Asset Management, Inc., Class A	(4,556)	(217,685)	(123.8)
CME Group, Inc.	(1,734)	(336,587)	(191.3)

		(554,272)

Chemicals
Ecolab, Inc.	(676)	(133,470)	(75.9)
PolyOne Corp.	(1,693)	(53,143)	(30.2)
PPG Industries, Inc.	(1,833)	(213,929)	(121.6)
Sherwin-Williams Co.	(444)	(203,481)	(115.7)
Westlake Chemical Corp.	(646)	(44,871)	(25.5)

		(648,894)

Commercial Services & Supplies
Cintas Corp.	(1,459)	(346,206)	(196.8)

Communications Equipment
CommScope Holding Co., Inc.	(6,194)	(97,432)	(55.4)
Motorola Solutions, Inc.	(525)	(87,533)	(49.7)
ViaSat, Inc.	(2,435)	(196,797)	(111.9)

		(381,762)

Construction Materials
Martin Marietta Materials, Inc.	(531)	(122,188)	(69.5)
Vulcan Materials Co.	(1,666)	(228,759)	(130.0)

		(350,947)

Containers & Packaging
Ball Corp.	(1,911)	(133,751)	(76.0)
Crown Holdings, Inc.	(4,175)	(255,092)	(145.0)

		(388,843)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(1,469)	(313,147)	(178.0)
Cboe Global Markets, Inc.	(2,176)	(225,499)	(128.2)
Moody’s Corp.	(527)	(102,928)	(58.5)
S&P Global, Inc.	(877)	(199,772)	(113.6)

		(841,346)

Diversified Telecommunication Services
AT&T, Inc.	(4,738)	(158,770)	(90.3)

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

	Shares	Value	% of Basket Value

Electric Utilities
Edison International	(3,202)	$(215,847)	(122.7	) %

Electronic Equipment, Instruments & Components
Avnet, Inc.	(3,359)	(152,062)	(86.4)

Energy Equipment & Services
Baker Hughes a GE Co.	(7,139)	(175,833)	(100.0)
Ensco Rowan PLC, Class A	(9,443)	(80,549)	(45.8)
Transocean Ltd.	(22,975)	(147,270)	(83.7)

		(403,652)

Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	(658)	(85,770)	(48.8)
Digital Realty Trust, Inc.	(1,664)	(196,003)	(111.4)
Host Hotels & Resorts, Inc.	(2,023)	(36,859)	(20.9)
Medical Properties Trust, Inc.	(7,080)	(123,475)	(70.2)
MGM Growth Properties LLC, Class A	(4,639)	(142,185)	(80.8)
Omega Healthcare Investors, Inc.	(1,129)	(41,491)	(23.6)

		(625,783)

Food & Staples Retailing
CVS Health Corp.	(5,373)	(292,775)	(166.4)

Food Products
Archer-Daniels-Midland Co.	(5,431)	(221,585)	(126.0)
Bunge Ltd.	(3,963)	(220,779)	(125.5)
ConAgra Foods, Inc.	(7,654)	(202,984)	(115.4)
Kellogg Co.	(4,773)	(255,689)	(145.3)
McCormick & Co., Inc.	(1,788)	(277,158)	(157.6)
Post Holdings, Inc.	(1,658)	(172,382)	(98.0)

		(1,350,577)

Gas Utilities
ONEOK, Inc.	(3,027)	(208,288)	(118.4)

Health Care Equipment & Supplies
Baxter International, Inc.	(1,336)	(109,418)	(62.2)
Becton Dickinson & Co.	(878)	(221,265)	(125.8)
Boston Scientific Corp.	(4,843)	(208,152)	(118.3)
Hologic, Inc.	(3,629)	(174,265)	(99.1)
Teleflex, Inc.	(677)	(224,188)	(127.4)
Zimmer Biomet Holdings, Inc.	(1,239)	(145,880)	(82.9)

		(1,083,168)

Health Care Providers & Services
AmerisourceBergen Corp.	(2,322)	(197,974)	(112.6)
Centene Corp.	(3,355)	(175,936)	(100.0)
Cigna Corp.	(2,193)	(345,507)	(196.4)
Humana, Inc.	(210)	(55,713)	(31.7)
MEDNAX, Inc.	(3,984)	(100,516)	(57.1)
UnitedHealth Group, Inc.	(886)	(216,193)	(122.9)

		(1,091,839)

Hotels, Restaurants & Leisure
Aramark	(3,744)	(135,009)	(76.7)
Marriott International, Inc., Class A	(1,584)	(222,219)	(126.3)
MGM Resorts International	(1,598)	(45,655)	(26.0)
Wynn Resorts Ltd.	(2,256)	(279,721)	(159.0)

		(682,604)

Household Durables
Lennar Corp., Class A	(4,715)	(228,489)	(129.9)
Newell Brands, Inc.	(7,371)	(113,661)	(64.6)
Tempur Sealy International, Inc.	(2,575)	(188,927)	(107.4)

		(531,077)

Household Products
Energizer Holdings, Inc.	(5,016)	(193,818)	(110.2)

	Shares	Value	% of Basket Value

Industrial Conglomerates
Danaher Corp.	(1,022)	$(146,064)	(83.1	) %
Roper Industries, Inc.	(259)	(94,862)	(53.9)

		(240,926)

Insurance
Brighthouse Financial, Inc.	(5,300)	(194,457)	(110.5)
Loews Corp.	(552)	(30,178)	(17.2)
Marsh & McLennan Cos., Inc.	(905)	(90,274)	(51.3)
Willis Towers Watson PLC	(335)	(64,166)	(36.5)

		(379,075)

Interactive Media & Services
Match Group, Inc.	(2,862)	(192,527)	(109.4)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(70)	(132,554)	(75.3)
Booking Holdings, Inc.	(185)	(346,821)	(197.2)
Expedia Group, Inc.	(1,690)	(224,821)	(127.8)
Netflix, Inc.	(598)	(219,658)	(124.9)

		(923,854)

IT Services
Fiserv, Inc.	(2,399)	(218,693)	(124.3)
GTT Communications, Inc.	(1,276)	(22,457)	(12.8)
Visa, Inc., Class A Shares	(1,932)	(335,299)	(190.6)

		(576,449)

Leisure Products
Mattel, Inc.	(9,003)	(100,924)	(57.4)

Machinery
Stanley Black & Decker, Inc.	(1,481)	(214,167)	(121.7)
Wabtec Corp.	(3,206)	(230,063)	(130.8)

		(444,230)

Media
AMC Entertainment Holdings, Inc., Class A	(6,790)	(63,351)	(36.0)
Comcast Corp., Class A	(1,517)	(64,139)	(36.5)
DISH Network Corp., Class A	(5,764)	(221,395)	(125.9)
Walt Disney Co.	(1,317)	(183,906)	(104.5)

		(532,791)

Metals & Mining
Freeport-McMoRan, Inc.	(4,066)	(47,206)	(26.8)
Southern Copper Corp.	(3,933)	(152,797)	(86.9)
United States Steel Corp.	(11,800)	(180,658)	(102.7)

		(380,661)

Multi-Utilities
Sempra Energy	(1,498)	(205,885)	(117.0)

Multiline Retail
Dollar General Corp.	(1,505)	(203,416)	(115.6)
Dollar Tree, Inc.	(1,959)	(210,377)	(119.6)

		(413,793)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(1,592)	(42,936)	(24.4)
Cimarex Energy Co.	(766)	(45,447)	(25.8)
Concho Resources, Inc.	(2,170)	(223,901)	(127.3)
ConocoPhillips	(1,065)	(64,965)	(36.9)
Continental Resources, Inc.	(980)	(41,248)	(23.5)
Enbridge, Inc.	(2,855)	(103,008)	(58.6)
EQT Corp.	(2,618)	(41,391)	(23.5)
Hess Corp.	(2,935)	(186,578)	(106.1)
Parsley Energy, Inc., Class A	(8,402)	(159,722)	(90.8)
Southwestern Energy Co.	(27,625)	(87,295)	(49.6)
TC Energy Corp.	(1,170)	(57,938)	(32.9)

		(1,054,429)

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

	Shares	Value	% of Basket Value

Pharmaceuticals
Endo International PLC	(5,443)	$(22,425)	(12.8	) %
Mylan NV	(12,933)	(246,244)	(140.0)
Perrigo Co. PLC	(4,467)	(212,719)	(120.9)
Pfizer, Inc.	(1,503)	(65,110)	(37.0)

		(546,498)

Professional Services
Equifax, Inc.	(1,556)	(210,434)	(119.6)
Verisk Analytics, Inc., Class A	(905)	(132,546)	(75.4)

		(342,980)

Real Estate Management & Development
CBRE Group, Inc., Class A	(2,806)	(143,948)	(81.8)

Road & Rail
Hertz Global Holdings, Inc.	(11,984)	(191,265)	(108.7)

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	(3,320)	(128,119)	(72.9)
NVIDIA Corp.	(1,653)	(271,472)	(154.3)

		(399,591)

Software
Activision Blizzard, Inc.	(4,576)	(215,987)	(122.8)
Autodesk, Inc.	(1,410)	(229,689)	(130.6)
Citrix Systems, Inc.	(1,685)	(165,366)	(94.0)
Oracle Corp.	(3,157)	(179,854)	(102.2)

		(790,896)

Specialty Retail
Home Depot, Inc.	(186)	(38,682)	(22.0)

Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(2,769)	(70,194)	(39.9)

Total Reference Entity — Short		(20,117,064)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$175,913

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of June 30, 2019 expiration date 02/07/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Lockheed Martin Corp.	549	$199,584	55.0%
Northrop Grumman Corp.	630	203,559	56.1
Raytheon Co.	1,509	262,385	72.4

		665,528

Airlines
Southwest Airlines Co.	3,773	191,593	52.8

Auto Components
BorgWarner, Inc.	641	26,909	7.4
Goodyear Tire & Rubber Co.	1,239	18,957	5.3

		45,866

Beverages
Coca-Cola Co.	4,696	239,120	65.9

Security	Shares	Value	% of Basket Value

Biotechnology
Amgen, Inc.	1,280	$235,878	65.1%

Building Products
Johnson Controls International PLC	2,036	84,107	23.2

Chemicals
Air Products & Chemicals, Inc.	1,000	226,370	62.4
Eastman Chemical Co.	1,551	120,714	33.3
Olin Corp.	10,658	233,517	64.4

		580,601

Commercial Services & Supplies
Republic Services, Inc.	2,620	226,997	62.6
Waste Management, Inc.	1,976	227,971	62.9

		454,968

Communications Equipment
Cisco Systems, Inc.	4,434	242,673	66.9

Consumer Finance
American Express Co.	2,194	270,828	74.7
Navient Corp.	29,779	406,483	112.1

		677,311

Containers & Packaging
Packaging Corp. of America	1,647	156,992	43.3
Sealed Air Corp.	5,217	223,183	61.6
Westrock Co.	6,485	236,508	65.2

		616,683

Diversified Telecommunication Services
Verizon Communications, Inc.	4,337	247,773	68.3

Electric Utilities
Duke Energy Corp.	2,770	244,425	67.4
Exelon Corp.	4,784	229,345	63.3

		473,770

Electrical Equipment
Eaton Corp. PLC	840	69,955	19.3

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	4,094	291,779	80.5

Energy Equipment & Services
Halliburton Co.	12,682	288,389	79.5

Entertainment
Viacom, Inc., Class B	7,574	226,235	62.4

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	1,125	228,577	63.0
Boston Properties, Inc.	1,868	240,972	66.5
Simon Property Group, Inc.	1,276	203,854	56.2

		673,403

Food & Staples Retailing
Costco Wholesale Corp.	466	123,145	34.0
Walmart, Inc.	1,993	220,207	60.7

		343,352

Food Products
Kraft Heinz Co.	3,387	105,133	29.0
Mondelez International, Inc., Class A	1,519	81,874	22.6

		187,007

Health Care Equipment & Supplies
Baxter International, Inc.	860	70,434	19.4
Medtronic PLC	2,161	210,460	58.1

		280,894

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
CVS Health Corp.	1,460	$79,556	21.9%
HCA Healthcare, Inc.	1,519	205,323	56.6
Humana, Inc.	870	230,811	63.7
Universal Health Services, Inc., Class B	926	120,741	33.3

		636,431

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	11,015	296,744	81.8
McDonald’s Corp.	852	176,926	48.8
MGM Resorts International	3,019	86,253	23.8
Yum! Brands, Inc.	1,868	206,732	57.0

		766,655

Household Durables
PulteGroup, Inc.	5,054	159,807	44.1
Toll Brothers, Inc.	6,742	246,892	68.1
Whirlpool Corp.	3,019	429,785	118.5

		836,484

Household Products
Colgate-Palmolive Co.	3,819	273,708	75.5
Kimberly-Clark Corp.	1,650	219,912	60.6
Procter & Gamble Co.	2,037	223,357	61.6

		716,977

Independent Power and Renewable Electricity Producers
AES Corp.	19,926	333,960	92.1
NRG Energy, Inc.	6,890	241,977	66.7

		575,937

Industrial Conglomerates
3M Co.	995	172,473	47.6

Insurance
Allstate Corp.	2,047	208,159	57.4
Aon PLC	950	183,331	50.6
Hartford Financial Services Group, Inc.	3,101	172,788	47.6
Loews Corp.	5,418	296,202	81.7
MetLife, Inc.	2,482	123,281	34.0
Unum Group	9,062	304,030	83.8

		1,287,791

Machinery
Caterpillar, Inc.	1,640	223,516	61.6

Media
CBS Corp., Class B	2,271	113,323	31.3
Omnicom Group, Inc.	3,987	326,734	90.1
TEGNA, Inc.	16,391	248,324	68.5
Walt Disney Co.	1,380	192,703	53.1

		881,084

Metals & Mining
Barrick Gold Corp.	25,734	405,825	111.9
Newmont Goldcorp Corp.	9,958	383,084	105.7
Nucor Corp.	7,511	413,856	114.1
Teck Resources Ltd., Class B	3,100	71,486	19.7

		1,274,251

Multi-Utilities
CMS Energy Corp.	6,863	397,436	109.6

Multiline Retail
Macy’s, Inc.	15,049	322,952	89.0
Target Corp.	1,766	152,953	42.2

		475,905

Oil, Gas & Consumable Fuels
Apache Corp.	9,209	266,785	73.6
Chevron Corp.	1,887	234,818	64.7

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	4,415	$269,315	74.2%
Devon Energy Corp.	9,598	273,735	75.5
Encana Corp.	29,105	149,309	41.2
Marathon Oil Corp.	21,077	299,504	82.6
Murphy Oil Corp.	10,426	257,001	70.9
Valero Energy Corp.	3,609	308,966	85.2

		2,059,433

Pharmaceuticals
Bausch Health Cos., Inc.	10,475	264,180	72.9
Bristol-Myers Squibb Co.	5,745	260,536	71.8
Eli Lilly & Co.	3,561	394,523	108.8
Johnson & Johnson	1,512	210,591	58.1

		1,129,830

Road & Rail
Avis Budget Group, Inc.	6,972	245,136	67.6
Canadian National Railway Co.	2,702	249,881	68.9
CSX Corp.	2,612	202,091	55.7
Norfolk Southern Corp.	1,095	218,266	60.2
Union Pacific Corp.	1,176	198,873	54.9

		1,114,247

Semiconductors & Semiconductor Equipment
Intel Corp.	6,447	308,618	85.1

Software
Oracle Corp.	5,055	287,983	79.4

Specialty Retail
AutoZone, Inc.	198	217,695	60.0
Best Buy Co., Inc.	2,196	153,127	42.2
Gap, Inc.	22,510	404,505	111.6
Home Depot, Inc.	1,454	302,388	83.4
Lowe’s Cos., Inc.	1,314	132,596	36.6

		1,210,311

Technology Hardware, Storage & Peripherals
HP, Inc.	543	11,289	3.1
Xerox Corp.	7,008	248,153	68.4

		259,442

Tobacco
Philip Morris International, Inc.	5,004	392,964	108.4

Trading Companies & Distributors
HD Supply Holdings, Inc.	8,174	329,249	90.8
United Rentals, Inc.	2,132	282,767	78.0

		612,016

Total Reference Entity — Long		22,736,669

Reference Entity — Short

Aerospace & Defense
Boeing Co.	(610)	(222,046)	(61.3)
General Dynamics Corp.	(465)	(84,547)	(23.3)
Honeywell International, Inc.	(2,331)	(406,969)	(112.2)
Textron, Inc.	(4,526)	(240,059)	(66.2)

		(953,621)

Air Freight & Logistics
FedEx Corp.	(1,425)	(233,971)	(64.5)
United Parcel Service, Inc., Class B	(2,206)	(227,813)	(62.9)

		(461,784)

Automobiles
Tesla, Inc.	(1,466)	(327,592)	(90.3)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Beverages
Constellation Brands, Inc., Class A	(1,157)	$(227,860)	(62.8	) %
Molson Coors Brewing Co., Class B	(4,421)	(247,576)	(68.3)

		(475,436)

Chemicals
PPG Industries, Inc.	(1,853)	(216,264)	(59.6)
RPM International, Inc.	(3,702)	(226,229)	(62.4)
Sherwin-Williams Co.	(866)	(396,879)	(109.5)

		(839,372)

Communications Equipment
Motorola Solutions, Inc.	(910)	(151,724)	(41.8)

Construction Materials
Vulcan Materials Co.	(231)	(31,719)	(8.8)

Consumer Finance
Capital One Financial Corp.	(1,909)	(173,223)	(47.8)

Containers & Packaging
International Paper Co.	(1,551)	(67,189)	(18.5)

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(981)	(209,120)	(57.7)
Welltower, Inc.	(4,847)	(395,176)	(109.0)

		(604,296)

Diversified Telecommunication Services
AT&T, Inc.	(6,389)	(214,095)	(59.0)

Electric Utilities
American Electric Power Co., Inc.	(4,182)	(368,058)	(101.5)
Entergy Corp.	(981)	(100,974)	(27.8)
FirstEnergy Corp.	(4,725)	(202,277)	(55.8)
Southern Co.	(7,124)	(393,815)	(108.6)

		(1,065,124)

Electronic Equipment, Instruments & Components
Avnet, Inc.	(4,985)	(225,671)	(62.2)
Corning, Inc.	(7,743)	(257,300)	(71.0)

		(482,971)

Energy Equipment & Services
Transocean Ltd.	(57,081)	(365,889)	(100.9)

Equity Real Estate Investment Trusts (REITs)
HCP, Inc.	(7,918)	(253,218)	(69.8)
Kimco Realty Corp.	(11,680)	(215,846)	(59.5)
SITE Centers Corp.	(2,638)	(34,927)	(9.6)
Weyerhaeuser Co.	(8,182)	(215,514)	(59.5)

		(719,505)

Food & Staples Retailing
Kroger Co.	(9,790)	(212,541)	(58.6)

Food Products
Archer-Daniels-Midland Co.	(7,712)	(314,650)	(86.8)
Campbell Soup Co.	(313)	(12,542)	(3.4)
ConAgra Foods, Inc.	(8,203)	(217,543)	(60.0)
General Mills, Inc.	(2,007)	(105,408)	(29.1)
Hershey Co.	(2,900)	(388,687)	(107.2)
Kellogg Co.	(3,804)	(203,780)	(56.2)
Tyson Foods, Inc., Class A	(2,017)	(162,853)	(44.9)

		(1,405,463)

Gas Utilities
ONEOK, Inc.	(3,333)	(229,344)	(63.3)

Health Care Equipment & Supplies
Abbott Laboratories	(2,630)	(221,183)	(61.0)
Boston Scientific Corp.	(10,246)	(440,373)	(121.4)

		(661,556)

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
AmerisourceBergen Corp.	(2,248)	$(191,665)	(52.9	) %
Anthem, Inc.	(515)	(145,338)	(40.1)
Cardinal Health, Inc.	(4,091)	(192,686)	(53.1)
Cigna Corp.	(2,475)	(389,936)	(107.5)
McKesson Corp.	(1,715)	(230,479)	(63.6)
Quest Diagnostics, Inc.	(1,773)	(180,509)	(49.8)
UnitedHealth Group, Inc.	(1,628)	(397,248)	(109.5)

		(1,727,861)

Hotels, Restaurants & Leisure
Carnival Corp.	(7,471)	(347,775)	(95.9)
Darden Restaurants, Inc.	(1,375)	(167,379)	(46.1)
Marriott International, Inc., Class A	(1,558)	(218,572)	(60.3)
Royal Caribbean Cruises Ltd.	(1,792)	(217,208)	(59.9)

		(950,934)

Household Durables
DR Horton, Inc.	(4,710)	(203,142)	(56.0)
MDC Holdings, Inc.	(1,560)	(51,137)	(14.1)
Mohawk Industries, Inc.	(1,246)	(183,748)	(50.7)
Newell Brands, Inc.	(15,774)	(243,235)	(67.1)

		(681,262)

Household Products
Clorox Co.	(2,592)	(396,861)	(109.5)

Industrial Conglomerates
Danaher Corp.	(1,374)	(196,372)	(54.2)

Insurance
American International Group, Inc.	(3,082)	(164,209)	(45.3)
Marsh & McLennan Cos., Inc.	(2,057)	(205,186)	(56.6)
Prudential Financial, Inc.	(2,668)	(269,468)	(74.3)
Travelers Cos., Inc.	(1,642)	(245,512)	(67.7)

		(884,375)

Internet & Direct Marketing Retail
Expedia Group, Inc.	(1,625)	(216,174)	(59.6)

IT Services
International Business Machines Corp.	(2,233)	(307,930)	(84.9)
Western Union Co.	(19,666)	(391,157)	(107.9)

		(699,087)

Leisure Products
Brunswick Corp.	(4,184)	(192,004)	(52.9)
Hasbro, Inc.	(1,776)	(187,687)	(51.8)

		(379,691)

Machinery
Deere & Co.	(1,640)	(271,764)	(74.9)
Dover Corp.	(362)	(36,273)	(10.0)
Stanley Black & Decker, Inc.	(3,031)	(438,313)	(120.9)

		(746,350)

Media
Comcast Corp., Class A	(9,067)	(383,353)	(105.7)
DISH Network Corp., Class A	(5,573)	(214,059)	(59.1)

		(597,412)

Metals & Mining
Freeport-McMoRan, Inc.	(36,413)	(422,755)	(116.6)
United States Steel Corp.	(28,216)	(431,987)	(119.1)

		(854,742)

Multi-Utilities
Sempra Energy	(1,399)	(192,279)	(53.0)

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Multiline Retail
Kohl’s Corp.	(6,957)	$(330,805)	(91.2	) %
Nordstrom, Inc.	(8,513)	(271,224)	(74.8)

		(602,029)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(1,386)	(37,381)	(10.3)
Enbridge, Inc.	(6,354)	(229,252)	(63.2)
Exxon Mobil Corp.	(944)	(72,339)	(20.0)
Hess Corp.	(3,862)	(245,507)	(67.7)
Kinder Morgan, Inc.	(3,744)	(78,175)	(21.6)
Occidental Petroleum Corp.	(4,801)	(241,394)	(66.6)
Suncor Energy, Inc.	(7,044)	(219,491)	(60.5)
Whiting Petroleum Corp.	(18,042)	(337,025)	(92.9)
Williams Cos., Inc.	(9,260)	(259,650)	(71.6)

		(1,720,214)

Paper & Forest Products
Louisiana-Pacific Corp.	(7,867)	(206,273)	(56.9)

Road & Rail
Ryder System, Inc.	(1,265)	(73,749)	(20.3)

Security	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(7,888)	$(239,559)	(66.1	) %
Texas Instruments, Inc.	(1,844)	(211,617)	(58.3)

		(451,176)

Specialty Retail
L Brands, Inc.	(9,867)	(257,529)	(71.0)
TJX Cos., Inc.	(5,881)	(310,987)	(85.8)

		(568,516)

Textiles, Apparel & Luxury Goods
VF Corp.	(2,250)	(196,537)	(54.2)

Tobacco
Altria Group, Inc.	(3,655)	(173,064)	(47.7)

Wireless Telecommunication Services
Rogers Communications, Inc., Class B	(7,785)	(416,653)	(114.9)

Total Reference Entity — Short		(22,374,055)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$362,614

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$265	$(91,030)	$100,020	$(97,184)
OTC Swaps	—	—	374,081	(143,939)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instrument
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$241,458	$—	$241,458
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	100,020	—	100,020
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	365,913	—	8,168	—	374,081

	$—	$—	$365,913	$—	$349,646	$—	$715,559

Liabilities — Derivative Financial Instrument
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,342	$—	$77,704	$—	$88,046
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,730	—	—	4,730
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	2,513	—	—	94,671	—	97,184
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	142,841	—	1,098	—	143,939

	$—	$2,513	$153,183	$4,730	$173,473	$—	$333,899

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$420,085	$—	$420,085
Forward foreign currency exchange contracts	—	—	—	1,017	—	—	1,017
Swaps	—	22,360	885,011	—	25,154	—	932,525

	$—	$22,360	$885,011	$1,017	$445,239	$—	$1,353,627

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(10,342)	$—	$144,514	$—	$134,172
Forward foreign currency exchange contracts	—	—	—	(4,794)	—	—	(4,794)
Swaps	—	24,810	(777,567)	—	22,130	—	(730,627)

	$—	$24,810	$(787,909)	$(4,794)	$166,644	$—	$(601,249)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts purchased	$14,186,914
Average notional value of contracts sold	$10,040,507
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$234,351
Credit default swaps:
Average notional value — buy protection	$1,328,750
Average notional value — sell protection	$—	(a)
Interest rate swaps:
Average notional value — pays fixed rate	$6,360,875
Average notional value — receives fixed rate	$6,447,895
Total return swaps:
Average notional amount	$1,899,188

(a)	Derivative not held at quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$6,665	$25,703
Forward foreign currency exchange contracts	—	4,730
Swaps — Centrally cleared	6,548	—
Swaps — OTC(a)	374,081	143,939
Total derivative assets and liabilities in the Statement of Assets and Liabilities	387,294	174,372

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(13,213)	(25,703)

Total derivative assets and liabilities subject to an MNA	$374,081	$148,669

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)
Bank of America N.A.	$60,549	$(60,549)	$—	$—	$—
Citibank N.A.	3,710	(3,710)	—	—	—
Deutsche Bank AG	2,824	(1,098)	—	—	1,726
JPMorgan Chase Bank N.A.	416	(416)	—	—	—
Morgan Stanley & Co. International PLC	306,582	—	—	(110,000)	196,582

	$374,081	$(65,773)	$—	$(110,000)	$198,308

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities (e)
Bank of America N.A.	$142,841	$(60,549)	$—	$(82,292)	$—
Citibank N.A.	3,946	(3,710)	—	—	236
Deutsche Bank AG	1,098	(1,098)	—	—	—
JPMorgan Chase Bank N.A.	623	(416)	—	—	207
Royal Bank of Canada	158	—	—	—	158
Standard Chartered Bank	3	—	—	—	3

	$148,669	$(65,773)	$—	$(82,292)	$604

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$—	$14,397,481	$980,392	$15,377,873
Common Stocks	11,430,935	—	—	11,430,935
Corporate Bonds	—	52,025,493	—	52,025,493
Non-Agency Mortgage-Backed Securities	—	2,823,328	—	2,823,328
Short-Term Securities	9,943,830	—	—	9,943,830
U.S. Government Sponsored Agency Securities	—	58,840,466	—	58,840,466
U.S. Treasury Obligations	—	7,182,363	—	7,182,363
Liabilities:
Investments:
TBA Sale Commitments	—	(10,523,714)	—	(10,523,714)

	$21,374,765	$124,745,417	$980,392	$147,100,574

Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$365,913	$—	$365,913
Interest rate contracts	241,458	108,188	—	349,646
Liabilities:
Credit contracts	—	(2,513)	—	(2,513)
Equity contracts	(10,342)	(142,841)	—	(153,183)
Forward foreign currency contracts	—	(4,730)	—	(4,730)
Interest rate contracts	(77,704)	(95,769)	—	(173,473)

	$153,412	$228,248	$—	$381,660

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

June 30, 2019

BlackRock Systematic Multi- Strategy Fund

ASSETS
Investments at value — unaffiliated (cost — $145,354,119)	$147,680,458
Investments at value — affiliated (cost — $9,943,830)	9,943,830
Cash pledged:
Collateral — OTC derivatives	480,000
Futures contracts	292,683
Centrally cleared swaps	190,000
Foreign currency at value (cost — $311,347)	311,536
Receivables:
Investments sold	322,416
TBA sale commitments	10,496,650
Capital shares sold	396,323
Dividends — affiliated	30,181
Dividends — unaffiliated	28,787
Interest — unaffiliated	688,168
Variation margin on futures contract	6,665
Variation margin on centrally cleared swaps	6,548
Unrealized appreciation on OTC swaps	374,081
Prepaid expenses	51,623

Total assets	171,299,949

LIABILITIES
Cash received:
Collateral — OTC derivatives	110,000
Payables:
Investments purchased	37,738,029
Capital shares redeemed	663,376
Investment advisory fees	55,210
Trustees’ and Officer’s fees	421
Other accrued expenses	250,696
Service and distribution fees	3,001
Variation margin on futures contracts	25,703
TBA sale commitments at value (proceeds — $10,496,650)	10,523,714
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,730
OTC swaps	143,939

Total liabilities	49,518,819

NET ASSETS	$121,781,130

NET ASSETS CONSIST OF
Paid-in capital	$118,967,491
Accumulated earnings	2,813,639

NET ASSETS	$121,781,130

Institutional
Net assets	$105,914,809

Shares outstanding(e)	10,477,267

Net asset value	$10.11

Investor A
Net assets	$15,747,744

Shares outstanding(e)	1,560,137

Net asset value	$10.09

Investor C
Net assets	$118,577

Shares outstanding(e)	11,756

Net asset value	$10.09

(e) Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statement of Operations  (unaudited)

Six Months Ended June 30, 2019

BlackRock Systematic Multi- Strategy Fund

INVESTMENT INCOME
Dividends — affiliated	$133,437
Dividends — unaffiliated	129,050
Interest — unaffiliated	913,503

Total investment income	1,175,990

EXPENSES
Investment advisory	255,353
Professional	73,892
Custodian	37,888
Registration	25,929
Transfer agent — class specific	18,836
Administration	13,566
Printing	12,241
Accounting services	11,833
Service and distribution — class specific	11,097
Administration — class specific	6,384
Trustees and Officer	1,763
Miscellaneous	27,261

Total expenses	496,043

Less:
Fees waived and/or reimbursed by the Administrator	(2,189)
Fees waived and/or reimbursed by Administrator — class specific	(6,384)
Fees waived and/or reimbursed by the Manager	(154,248)
Transfer agent fees waived and/or reimbursed — class specific	(18,834)

Total expenses after fees waived and/or reimbursed	314,388

Net investment income	861,602

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	293,073
Futures contracts	420,085
Forward foreign currency exchange contracts	1,017
Foreign currency transactions	(1,148)
Swaps	932,525

1,645,552

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,865,165
Futures contracts	134,172
Forward foreign currency exchange contracts	(4,794)
Foreign currency translations	4,026
Swaps	(730,627)

2,267,942

Net realized and unrealized gain	3,913,494

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,775,096

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Systematic Multi-Strategy Fund
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$861,602	$884,540
Net realized gain	1,645,552	1,225,192
Net change in unrealized appreciation (depreciation)	2,267,942	(1,561,989)

Net increase in net assets resulting from operations	4,775,096	547,743

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(259,001)	(2,551,421)
Investor A	(55,580)	(151,678)
Investor C	(422)	(5,147)

Decrease in net assets resulting from distributions to shareholders	(315,003)	(2,708,246)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	81,560,936	9,056,907

NET ASSETS
Total increase in net assets	86,021,029	6,896,404
Beginning of period	35,760,101	28,863,697

End of period	$121,781,130	$35,760,101

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund
	Institutional
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 05/19/15(a) to 12/31/15
			2018	2017	2016

Net asset value, beginning of period	$9.47		$10.15	$9.61	$9.53	$10.00

Net investment income(b)	0.13		0.29	0.22	0.16	0.11
Net realized and unrealized gain (loss)	0.57		(0.12)	0.73	0.40	(0.46)

Net increase (decrease) from investment operations	0.70		0.17	0.95	0.56	(0.35)

Distributions(c)
From net investment income	(0.06)		(0.29)	(0.22)	(0.16)	(0.12)
From net realized gain	—		(0.56)	(0.19)	(0.32)	—

Total distributions	(0.06)		(0.85)	(0.41)	(0.48)	(0.12)

Net asset value, end of period	$10.11		$9.47	$10.15	$9.61	$9.53

Total Return(d)
Based on net asset value	7.36	%(e)	1.74%	10.00%	5.91%	(3.53	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.50	%(g)	2.33%	2.16%	2.24%	2.05	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.95	%(g)	0.95%	0.95%	1.19%	1.20	%(g)

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.95	%(g)	0.95%	0.95%	1.18%	1.20	%(g)

Net investment income	2.73	%(g)	2.93%	2.19%	1.64%	1.79	%(g)

Supplemental Data
Net assets, end of period (000)	$105,915		$32,961	$27,328	$25,588	$23,844

Portfolio turnover rate(i)(j)	282%		426%	424%	722%	440%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (Unaudited)	Year Ended December 31,			Period from 05/19/15 to 12/31/15
		2018	2017	2016
Investments in underlying funds	0.03%	0.01%	0.00%	0.02%	0.03%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 2.44%.
(i)	Excludes investments underlying the total return swaps.
(j)	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (Unaudited)	Year Ended December 31,			Period from 05/19/15 to 12/31/15
		2018	2017	2016
Portfolio turnover rate (excluding MDRs)(i)	168%	220%	251%	488%	437%

See notes to financial statements.

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor A
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 05/19/15(a) to 12/31/15
			2018	2017	2016

Net asset value, beginning of period	$9.46		$10.15	$9.60	$9.53	$10.00

Net investment income(b)	0.12		0.22	0.19	0.14	0.11
Net realized and unrealized gain (loss)	0.56		(0.09)	0.74	0.39	(0.48)

Net increase (decrease) from investment operations	0.68		0.13	0.93	0.53	(0.37)

Distributions(c)
From net investment income	(0.05)		(0.26)	(0.19)	(0.14)	(0.10)
From net realized gain	—		(0.56)	(0.19)	(0.32)	—

Total distributions	(0.05)		(0.82)	(0.38)	(0.46)	(0.10)

Net asset value, end of period	$10.09		$9.46	$10.15	$9.60	$9.53

Total Return(d)
Based on net asset value	7.23	%(e)	1.41%	9.83%	5.61%	(3.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.88	%(g)	2.73%	2.63%	2.75%	2.42	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.20	%(g)	1.20%	1.20%	1.42%	1.45	%(g)

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.20	%(g)	1.20%	1.20%	1.42%	1.45	%(g)

Net investment income	2.48	%(g)	2.21%	1.94%	1.46%	1.76	%(g)

Supplemental Data
Net assets, end of period (000)	$15,748		$2,725	$1,469	$2,439	$311

Portfolio turnover rate(i)(j)	282%		426%	424%	722%	440%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (Unaudited)	Year Ended December 31,			Period from 05/19/15 to 12/31/15
		2018	2017	2016
Investments in underlying funds	0.03%	0.01%	0.00%	0.02%	0.03%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 2.81%.
(i)	Excludes investments underlying the total return swaps.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (Unaudited)	Year Ended December 31,			Period from 05/19/15 to 12/31/15
		2018	2017	2016
Portfolio turnover rate (excluding MDRs)(i)	168%	220%	251%	488%	437%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor C
	Six Months Ended 06/30/19 (unaudited)		Year Ended December 31,			Period from 05/19/15(a) to 12/31/15
			2018	2017	2016

Net asset value, beginning of period	$9.47		$10.16	$9.58	$9.51	$10.00

Net investment income(b)	0.09		0.20	0.12	0.06	0.05
Net realized and unrealized gain (loss)	0.57		(0.14)	0.73	0.40	(0.47)

Net increase (decrease) from investment operations	0.66		0.06	0.85	0.46	(0.42)

Distributions(c)
From net investment income	(0.04)		(0.19)	(0.08)	(0.07)	(0.07)
From net realized gain	—		(0.56)	(0.19)	(0.32)	—

Total distributions	(0.04)		(0.75)	(0.27)	(0.39)	(0.07)

Net asset value, end of period	$10.09		$9.47	$10.16	$9.58	$9.51

Total Return(d)
Based on net asset value	6.94	%(e)	0.65%	8.97%	4.82%	(4.19	)%(e)

Ratios to Average Net Assets(f)
Total expenses	2.73	%(g)	3.48%	3.30%	3.43%	3.31	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.95	%(g)	1.95%	1.95%	2.19%	2.20	%(g)

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.95	%(g)	1.95%	1.95%	2.18%	2.20	%(g)

Net investment income	1.79	%(g)	2.01%	1.18%	0.64%	0.89	%(g)

Supplemental Data
Net assets, end of period (000)	$119		$75	$67	$193	$71

Portfolio turnover rate(i)(j)	282%		426%	424%	722%	440%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,			Period from 05/19/15 to 12/31/15
		2018	2017	2016
Investments in underlying funds	0.03%	0.01%	0.00%	0.02%	0.03%

(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
(i)	Excludes investments underlying the total return swaps.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/19 (unaudited)	Year Ended December 31,			Period from 05/19/15 to 12/31/15
		2018	2017	2016
Portfolio turnover rate (excluding MDRs)(i)	168%	220%	251%	488%	437%

See notes to financial statements.

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BlackRock Systematic Multi-Strategy Fund (the “Fund”) (formerly known as BlackRock Alternative Capital Strategies Fund) is a series of the Trust. The Trust is organized as a Massachusetts business trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended June 30, 2019. The cost basis of securities at December 31, 2018 has been adjusted to $43,951,757. This change in accounting policy has been made to comply with the newly issues accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities,

    prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However,

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate their counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Asset and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.80%
$1 Billion — $3 Billion	0.75
$3 Billion — $5 Billion	0.72
$5 Billion— $10 Billion	0.70
Greater than $10 Billion	0.68

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$—	$10,590	$507	$11,097

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended June 30, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$5,527	$847	$10	$6,384

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2019, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$80	$22	$6	$108

For the six months ended June 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$11,084	$7,656	$96	$18,836

Other Fees: For the six months ended June 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares was $63.

For the six months ended June 30, 2019, affiliates received CDSCs of $6 for Investor C Shares.

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $4,184.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C
0.95%	1.20%	1.95%

The Manager has agreed not to reduce or discontinue this contractual expense limitations through April 30, 2020, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific respectively, in the Statement of Operations. For the six months ended June 30, 2019, the amount included in fees waived and/or reimbursed by the Manager was $150,064.

For the six months ended June 30, 2019, the class specific expense waivers were as follows:

	Institutional	Investor A	Investor C	Total
Administration Fees Waived and/or Reimbursed — Class Specific	$5,527	$847	$10	$6,384
Transfer Agent Fees Waived and/or Reimbursed — Class Specific	11,083	7,656	95	18,834

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

As of June 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2019	2020	2021
Fund Level	$328,778	$357,002	$152,253
Institutional	6,911	8,833	16,609
Investor A	4,110	2,869	8,503
Investor C	232	126	106

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Fund did not participate in the Interfund Lending Program.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$289,712,746	$201,032,205
U.S. Government Securities	7,016,498	—

For the six months ended June 30, 2019, purchases and sales related to mortgage dollar rolls were $215,435,633 and $119,693,310, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the three years ended December 31, 2018 and the period ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$155,513,991

Gross unrealized appreciation	$1,672,617
Gross unrealized depreciation	(700,968)

Net unrealized appreciation	$971,649

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (unaudited) (continued)

in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/19		Year Ended 12/31/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,847,224	$77,308,611	1,501,093	$14,532,056
Shares issued in reinvestment of distributions	12,218	120,343	41,133	394,564
Shares redeemed	(863,825)	(8,462,732)	(752,661)	(7,258,403)

Net increase	6,995,617	68,966,222	789,565	$7,668,217

Investor A
Shares sold	1,400,082	$13,810,649	172,385	$1,658,750
Shares issued in reinvestment of distributions	5,634	55,441	15,632	150,031
Shares redeemed	(133,519)	(1,309,340)	(44,790)	(432,737)

Net increase	1,272,197	$12,556,750	143,227	$1,376,044

Investor C
Shares sold	5,188	$50,840	1,298	$12,422
Shares issued in reinvestment of distributions	35	349	380	3,648
Shares redeemed	(1,339)	(13,225)	(356)	(3,424)

Net increase	3,884	$37,964	1,322	$12,646

Total Net Increase	8,271,698	$81,560,936	934,114	$9,056,907

As of June 30, 2019, shares of the Fund owned by BlackRock HoldCo. 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C	Total
2,497,309	2,001	2,000	2,501,310

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met in person on May 1, 2019 (the “May Meeting”) and June 5-6, 2019 (the “June Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Systematic Multi-Strategy Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the June Meeting, the Board consisted of eleven individuals, nine of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

responded to these requests with additional written information in advance of the June Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) economies of scale; (c) fund expenses and potential fee waivers; and (d) differences in services provided and management fees between open-end funds and other product channels.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and certain performance metrics. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year, three-year and since-inception periods reported, the Fund ranked in the first quartile against its Performance Peers.

In light of the Fund’s outcome oriented objective, the Board noted that BlackRock believes that certain other performance metrics may be more appropriate than the Performance Peers, and that BlackRock has explained its rationale for this belief to the Board. The Board was provided with a comparison of Fund performance relative to these metrics. Under these metrics, for the one-year, three-year, and since-inception periods, the Fund underperformed its total return target. The overall risk of the Fund, as measured by the standard deviation of returns, was below its target range for each of the periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	55

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2020, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Trustee

Karen P. Robards, Co-Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	57

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report Currency

CAD	Canadian Dollar

HKD	Hong Kong Dollar

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

OTC	Over-the-Counter

PCL	Public Company Limited

SIBOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	59

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SMS-6/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: September 3, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds IV

Date: September 3, 2019

4